Portfolio of Investments February 28, 2025
Arizona
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
X 166,820,833 MUNICIPAL BONDS - 98.9%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 21.5%
$ 1,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2016B
5 .000% 07/01/47 $ 1,017,349
1,500,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2023A
5 .500 07/01/48 1,659,516
1,485,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2024A
5 .000 07/01/50 1,588,252
500,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Refunding Green Series 2015A
5 .000 07/01/41 502,370
1,620,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Refunding Series 2017B
5 .000 07/01/42 1,665,366
225,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C
4 .000 07/01/44 224,948
250,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C
4 .000 07/01/46 247,393
1,500,000 Arizona Board of Regents, University of Arizona, System Revenue
Bonds, Refunding Series 2015A
5 .000 06/01/40 1,505,523
1,250,000 Arizona Board of Regents, University of Arizona, System Revenue
Bonds, Refunding Series 2016
5 .000 06/01/38 1,278,430
215,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A
5 .125 07/01/37 217,157
220,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C
5 .000 07/01/47 221,939
25,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D
5 .000 07/01/37 25,374
300,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5 .000 07/01/37 306,989
725,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5 .000 07/01/52 729,420
150,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G
5 .000 07/01/47 150,389
230,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects, Refunding
Series 2017A
6 .000 11/01/37 224,150
565,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas Aliante
and Skye Canyon Campus Projects, Series 2021A
4 .000 12/15/51 469,342
775,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017A
5 .000 03/01/48 783,917
1,025,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017A
5 .000 07/01/51 1,025,892
55,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
4 .250 07/01/27 55,123
135,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2018A
5 .000 07/01/38 137,883
500,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .750 07/15/38 510,218
75,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds Pensar Academy Project, Series
2020
4 .000 07/01/30 72,501
2,950,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, University of Indianapolis - Health Pavilion
Project, Series 2019A
5 .000 10/01/45 2,874,332
1,160,000 Industrial Development Authority, Pima County, Arizona,
Education Revenue Bonds, Center for Academic Success Project,
Refunding Series 2019
5 .000 07/01/37 1,194,910

Portfolio of Investments February 28, 2025
(continued)
Arizona

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 620,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Series 2020A
5 .000% 07/01/40 $ 626,900
735,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4 .000 07/01/41 662,510
145,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017A
5 .000 07/01/37 148,216
210,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017C
5 .000 07/01/48 211,420
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Highland Prep Project, Series 2019
5 .000 01/01/37 1,046,341
750,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2019A
5 .000 07/01/39 776,933
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2020
5 .250 07/01/45 1,026,591
570,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 526,817
380,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Paradise Schools Projects, Series
2016
5 .000 07/01/47 380,614
825,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School Projects,
Series 2016
5 .000 07/01/36 831,677
2,500,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
5 .000 07/01/47 2,575,676
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
4 .000 07/01/50 916,561
1,000,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5 .000 07/01/38 1,017,566
800,000 Northern Arizona University, System Revenue Bonds, Refunding
Series 2015 - BAM Insured
5 .000 06/01/35 804,180
25,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A
5 .000 07/01/46 25,008
400,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2016A
5 .000 07/01/41 400,390
220,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2015
5 .000 07/01/35 220,498
350,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2016A
5 .000 07/01/41 351,458
1,000,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000 09/01/45 911,567
20,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
3 .250 07/01/25 19,921
750,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5 .000 07/01/35 751,550
800,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Vista College Preparatory Project, Series
2018A
5 .000 07/01/43 815,481
1,000,000 Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Eastern Kentucky University Project, Series 2016
5 .000 10/01/36 1,024,821

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 100,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6 .000% 06/15/37 $ 101,094
320,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6 .125 06/15/47 322,075
100,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 70,000
40,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .125 02/01/28 41,664
250,000 (a) Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Noah Webster Schools Mesa Project,
Series 2015A
5 .000 12/15/34 249,218
145,000 Pinal County Community College District, Arizona, Revenue
Bonds, Central Arizona College, Series 2017 - BAM Insured
5 .000 07/01/34 148,711
500,000 (a) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A
5 .000 09/01/34 500,113
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 36,194,254
HEALTH CARE - 12.4%
405,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4 .000 09/01/39 406,706
110,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4 .000 09/01/40 108,076
225,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4 .000 09/01/46 209,573
1,100,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
3 .000 02/01/39 984,757
1,560,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A
4 .000 02/01/39 1,571,224
1,000,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A
4 .000 02/01/40 1,004,065
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Honor Health, Series 2024D
5 .000 12/01/45 1,071,204
600,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/36 631,465
870,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
4 .125 09/01/42 854,896
1,750,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5 .000 01/01/32 1,807,269
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5 .000 01/01/35 2,059,611
1,145,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5 .000 01/01/38 1,175,444
1,665,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019A
4 .000 01/01/44 1,580,851
565,000 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A
4 .000 04/01/39 561,011
1,350,000 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A
4 .000 04/01/46 1,249,805
295,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Refunding Series 2016
5 .000 08/01/36 301,112
2,450,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Series 2019
4 .000 08/01/43 2,333,764
875,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
4 .000 08/01/49 854,976

Portfolio of Investments February 28, 2025
(continued)
Arizona

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,000,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250% 08/01/54 $ 2,128,569
TOTAL HEALTH CARE 20,894,378
HOUSING/MULTIFAMILY - 1.1%
1,250,000 Arizona Industrial Development Authority, Student Housing
Revenue Bonds, Provident Group - NCCU Properties LLC- North
Carolina Central University, Series 2019A - BAM Insured
4 .000 06/01/44 1,199,194
250,000 (c) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A
0 .000 10/01/56 210,991
500,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A
7 .000 10/01/56 501,305
TOTAL HOUSING/MULTIFAMILY 1,911,490
HOUSING/SINGLE FAMILY - 2.1%
1,920,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750 09/01/49 1,958,783
985,000 Phoenix and Maricopa County Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024A
4 .600 09/01/49 990,135
590,000 Tucson and Pima County Industrial Development Authority,
Arizona, Joint Single Family Mortgage Revenue Bonds, Series
2024A
4 .750 07/01/49 602,521
TOTAL HOUSING/SINGLE FAMILY 3,551,439
INFORMATION TECHNOLOGY - 0.2%
275,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 277,850
TOTAL INFORMATION TECHNOLOGY 277,850
LONG-TERM CARE - 1.5%
120,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5 .375 01/01/38 99,056
885,000 Phoenix Industrial Development Authority, Arizona, Multi-Family
Housing Revenue Bonds, 3rd and Indian Road Assisted Living
Project, Series 2016
5 .400 10/01/36 742,214
1,495,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding Series
2021A
4 .000 12/01/46 1,359,867
530,000 (a) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .000 10/01/37 397,612
TOTAL LONG-TERM CARE 2,598,749
TAX OBLIGATION/GENERAL - 13.1%
550,000 Buckeye Union High School District 201, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project,
Refunding Series 2017 - BAM Insured
5 .000 07/01/34 575,873
665,000 Glendale, Arizona, General Obligation Bonds, Series 2024 5 .000 07/01/44 728,438
1,000,000 Kyrene Elementary School District 28, Maricopa County, Arizona,
School Improvement Bonds, Project 2010, Series 2015C
5 .000 07/01/34 1,006,253
1,500,000 Marana Unified School District No. 6 of Pima County, Arizona,
School Improvement Bonds, Project of 2014, Series 2018D -
AGM Insured
5 .000 07/01/38 1,555,121
810,000 Maricopa County Elementary School District 68, Alhambra,
Arizona, General Obligation Bonds, Project of 2017, Series
2019B
4 .000 07/01/39 813,762
370,000 Maricopa County School District 214 Tolleson Union High,
Arizona, General Obligation Bonds, School Improvement Project
2017, Series 2018A
5 .000 07/01/37 384,186
600,000 Maricopa County School District 28 Kyrene Elementary, Arizona,
General Obligation Bonds, School Improvement, Project 2017
Series 2020B
4 .000 07/01/40 607,518
1,050,000 Maricopa County Special Health Care District, Arizona, General
Obligation Bonds, Series 2018C
5 .000 07/01/35 1,108,269

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Maricopa County Unified School District 11, Peoria, Arizona,
General Obligation Bonds, School Improvement, Series 2018 -
BAM Insured
5 .000% 07/01/34 $ 1,045,892
275,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement Project
of 2015, Series 2021E
3 .000 07/01/40 244,135
1,350,000 Maricopa County Unified School District 80, Chandler, Arizona,
School Improvement Bonds, 2019 Project, Series 2021B
3 .000 07/01/40 1,217,722
1,000,000 Maricopa County Unified School District 95 Queen Creek,
Arizona, General Obligation Bonds, School Improvement Series
2020
4 .000 07/01/38 1,015,453
860,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement &
Project of 2011 Series 2017E
5 .000 07/01/35 896,902
2,000,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement Project
2011 and 2017, Series 2018
5 .000 07/01/37 2,080,786
775,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement, Project
of 2023, Series 2024A
5 .000 07/01/42 854,954
750,000 Mohave County Union High School District 2 Colorado River,
Arizona, General Obligation Bonds, School Improvement Series
2017
5 .000 07/01/35 784,705
690,000 Northwest Fire District of Pima County, Arizona, General
Obligation Bonds, Series 2017
5 .000 07/01/36 719,765
630,000 Phoenix, Arizona, General Obligation Bonds, Various Purpose
Series 2024A
5 .000 07/01/47 682,006
1,200,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5 .000 07/01/42 1,314,739
750,000 Pima County Unified School District 20 Vail, Arizona, General
Obligation Bonds, Refunding School Improvement Series 2015 -
AGM Insured
5 .000 07/01/33 754,566
1,800,000 Pima County Unified School District 30 Sahuarita, Arizona, School
Improvement Bonds, Series 2024 - BAM Insured
5 .000 07/01/42 1,953,572
750,000 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series
2019E - AGM Insured
4 .000 07/01/39 757,837
800,000 Pinal County School District 4 Casa Grande Elementary, Arizona,
General Obligation Bonds, School improvement Project 2016,
Series 2017A - BAM Insured
5 .000 07/01/36 833,046
150,000 Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School Improvement
Project 2012, Series2014B
4 .500 07/01/33 150,107
TOTAL TAX OBLIGATION/GENERAL 22,085,607
TAX OBLIGATION/LIMITED - 22.0%
100,000 (a) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5 .000 06/01/31 101,862
120,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding
Series 2016
4 .000 07/01/36 121,168
1,000,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015 5 .000 07/01/37 1,005,101
475,000 Cadence Community Facilities District, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019
4 .500 07/01/43 437,747
675,000 Cadence Community Facilities District, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 3, Series 2020
4 .000 07/01/45 581,439
94,502 (a),(b) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7 .000 07/01/41 66,151
500,000 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015 -
RAAI Insured
5 .000 07/01/30 503,390
450,000 (a) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015
5 .000 07/15/39 449,374
500,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017 - AGM Insured
5 .000 07/15/42 514,870

Portfolio of Investments February 28, 2025
(continued)
Arizona

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018 - BAM Insured
5 .000% 07/15/38 $ 1,038,010
1,300,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019 - BAM Insured
4 .000 07/15/39 1,302,546
1,100,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021 - BAM Insured
4 .000 07/15/45 1,049,100
143,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013
5 .250 07/01/38 142,605
299,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019
5 .200 07/01/43 283,523
500,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021
3 .250 07/01/35 429,588
245,000 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020
4 .000 07/15/30 246,064
480,000 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020
4 .000 07/15/35 463,714
45,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017 -
AGM Insured
5 .000 07/15/32 47,034
750,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Lucero Assessment
District 2, Series 2023
5 .750 07/01/46 758,846
750,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2016 - BAM Insured
4 .000 07/15/36 751,502
260,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2018 - BAM Insured
5 .000 07/15/38 266,948
1,500,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2020 - BAM Insured
4 .000 07/15/40 1,474,861
212,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
Special Assessment Revenue Bonds,  Assessment District 11,
Series 2017
5 .200 07/01/37 205,155
500,000 Maricopa, Arizona, Pledged Revenue Obligations, Series 2023 5 .250 07/15/43 552,244
470,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 489,016
165,000 Merrill Ranch Community Facilities District 2, Florence, Arizona,
General Obligation Bonds, Series 2017 - BAM Insured
5 .000 07/15/42 168,442
1,500,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019 4 .000 08/01/39 1,509,251
1,250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .550 07/01/40 1,253,334
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 337,040
1,200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 1,193,203
1,420,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 1,404,713
375,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016
4 .000 08/01/33 379,380
405,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016
4 .000 08/01/35 408,529
760,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2018A
5 .000 08/01/42 791,889
4,900,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2020
4 .000 08/01/50 4,694,851
2,000,000 Queen Creek, Arizona, Excise Tax and State Shared Revenue
Obligation Bonds, Series 2024
5 .000 08/01/49 2,151,854
275,000 Sedona, Arizona, Excise Tax Revenue Bonds, Series 2024 - AGM
Insured
5 .000 07/01/43 293,753
510,000 Superstition Vistas Community Facilities District 1, Apache
Junction, Arizona, Special Assessment Revenue Bonds, Series
2023
6 .000 07/01/47 529,651
805,000 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series
2015
5 .000 07/01/30 810,750
1,150,000 Tartesso West Community Facility District, Buckeye, Arizona,
Limited Tax General Obligation Bonds, Series 2021 - AGM
Insured
4 .000 07/15/41 1,135,352

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 600,000 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series
2016
5 .000% 07/01/31 $ 616,280
750,000 Verrado District 1 Community Faciliites District, Buckeye, Arizona,
General Obligation Bonds, Series 2023 - BAM Insured
5 .000 07/15/43 792,091
885,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 892,872
275,000 Vistancia North Community Facilities District, Peoria, Arizona,
General Obligation Bonds, Series 2024 - AGM Insured
4 .375 07/15/49 268,779
1,090,000 (a) Vistancia West Community Facilities District, Peoria, Arizona,
General Obligation Bonds, Series 2016
5 .000 07/15/29 1,091,288
2,260,000 Yavapai County Jail District, Arizona, Pleged Revenue Obligation
Bonds, Series 2020 - BAM Insured
4 .000 07/01/40 2,243,751
840,000 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022
- BAM Insured
4 .250 07/15/42 848,606
TOTAL TAX OBLIGATION/LIMITED 37,097,517
TRANSPORTATION - 4.2%
670,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A
5 .000 07/01/40 672,964
1,315,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A
5 .000 07/01/45 1,318,832
1,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/49 1,526,597
2,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5 .000 07/01/47 2,020,709
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/32 1,076,880
500,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/38 529,510
TOTAL TRANSPORTATION 7,145,492
U.S. GUARANTEED - 0.9% (d)
250,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017, (Pre-
refunded 7/15/27) - AGM Insured
5 .000 07/15/32 263,379
145,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016, (Pre-refunded
8/01/26)
4 .000 08/01/33 147,463
155,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016, (Pre-refunded
8/01/26)
4 .000 08/01/35 157,633
880,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax
Revenue Bonds, Refunding Series 2017, (Pre-refunded 7/01/27)
5 .000 07/01/36 927,359
TOTAL U.S. GUARANTEED 1,495,834
UTILITIES - 19.9%
1,000,000 Carefree Utilities Community Facilities District, Arizona, Water
System Revenue Bonds, Series 2021
4 .000 07/01/51 945,414
1,285,000 Central Arizona Water Conservation District, Arizona, Water
Delivery O&M Revenue Bonds, Series 2016
5 .000 01/01/35 1,305,094
1,500,000 City of Mesa, Arizona, Utility System Revenue Bonds, Series
2022C
5 .000 07/01/36 1,776,543
1,805,000 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien
Series 2022A
5 .000 07/01/41 1,974,803
790,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Refunding Subordinate Lien Series 2016 - AGM Insured
5 .000 07/01/45 803,398
1,500,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2020 - AGM Insured
4 .000 07/01/45 1,465,329
1,215,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2025
5 .000 07/01/44 1,319,431
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 510,635
735,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/36 746,907
150,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/42 158,684
450,000 Lake Havasu City, Arizona, Wastewater System Revenue Bonds,
Refunding Senior Lien Series 2015A - AGM Insured
5 .000 07/01/36 452,754

Portfolio of Investments February 28, 2025
(continued)
Arizona

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2020 3 .000% 07/01/44 $ 820,317
1,830,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2022A -
BAM Insured
5 .000 07/01/46 1,951,902
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5 .250 07/01/47 1,100,585
585,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Refunding Junior Lien Series 2014
5 .000 07/01/29 585,890
2,185,000 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Sustainability Series 2020A
5 .000 07/01/44 2,322,381
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 1,063,645
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 1,048,267
1,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Refunding Series 2015A
5 .000 12/01/45 1,004,977
1,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Refunding Series 2016A
5 .000 01/01/38 1,030,968
3,500,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/50 3,726,557
4,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024A
5 .250 01/01/54 4,387,882
1,805,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/37 1,977,848
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/44 1,088,012
TOTAL UTILITIES 33,568,223
TOTAL MUNICIPAL BONDS
(Cost $168,779,220) 166,820,833
TOTAL LONG-TERM INVESTMENTS
(Cost $168,779,220) 166,820,833
OTHER ASSETS & LIABILITIES, NET - 1.1% 1,935,683
NET ASSETS - 100% $ 168,756,516
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $10,861,989 or 6.5% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Arizona
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 166,820,833 $ – $ 166,820,833
Total $ – $ 166,820,833 $ – $ 166,820,833

Portfolio of Investments February 28, 2025
Colorado
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.6%
X 488,794,960 MUNICIPAL BONDS - 98.6%   X –
CONSUMER DISCRETIONARY - 0.7%
$ 500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000% 12/01/29 $ 511,253
1,000,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 1,019,474
2,000,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/35 2,032,643
TOTAL CONSUMER DISCRETIONARY 3,563,370
EDUCATION AND CIVIC ORGANIZATIONS - 4.5%
720,000 Colorado Educational and Cultural Facilities Authority Charter
School Revenue Bonds, Monument Academy Charter School
Project, Refunding Series 2014
3 .625 10/01/29 710,571
2,000,000 (a) Colorado Educational and Cultural Facilities Authority
Education Revenue Bonds, Colorado, Rocky Mountain School of
Expeditionary Learning Project, Series 2019
5 .000 03/01/50 1,892,283
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .000 07/01/36 500,983
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .250 07/01/46 500,558
505,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350 08/01/43 505,915
265,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Douglas County School District RE-1 -
DCS Montessori School, Refunding & Improvement Series 2012
4 .000 07/15/27 265,094
385,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/33 385,177
100,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/41 86,768
100,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/51 78,945
1,000,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, The Classical Academy Project,
Refunding Series 2015A
5 .000 12/01/38 1,000,569
705,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Twin Peaks Charter Academy, Series
2011B
7 .500 03/15/35 707,073
600,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Union Colony School Project, Series
2018
5 .000 04/01/38 617,063
1,000,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5 .000 12/15/45 1,000,196
500,000 Colorado Educational and Cultural Facilities Authority,
Independent School Revenue Bonds, Kent Denver School
Project, Series 2016
5 .000 10/01/36 513,004
255,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/49 251,107
1,000,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/59 960,417
1,000,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4 .000 03/01/35 1,007,003

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,000,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
5 .000% 03/01/47 $ 3,054,980
400,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, West Ridge Academy Charter School, Refunding &
Improvement Series 2019
5 .000 06/01/49 399,982
1,500,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2023C
5 .250 12/01/53 1,615,401
1,335,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017A
4 .000 03/01/34 1,359,464
2,000,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 1,972,986
1,000,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 990,918
2,000,000 University of Northern Colorado at Greeley, Institutional
Enterprise System Revenue Bonds, Refunding Series 2015A
5 .000 06/01/40 2,006,773
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 22,383,230
HEALTH CARE - 14.7%
1,760,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5 .000 11/15/37 1,897,333
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
4 .000 11/15/43 970,487
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 951,198
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-2, (Mandatory Put
11/15/33)
5 .000 11/15/57 2,258,016
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2016A
4 .000 11/15/46 950,613
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018A
5 .000 11/15/48 3,077,934
7,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Series 2016A
5 .000 12/01/44 7,042,919
5,250,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 4,937,860
270,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 277,426
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 2,700,344
2,325,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, (Mandatory Put 8/01/25)
5 .000 08/01/49 2,328,810
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/38 556,160
5,095,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 5,540,026
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 4,249,682
5,750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A
5 .250 12/01/54 6,116,944
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
5 .000 05/15/52 2,103,203
8,055,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2024A
5 .000 05/15/54 8,459,132
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
4 .000 11/01/39 2,001,362
3,950,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
5 .000 11/01/49 4,061,787
3,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/35 3,586,810
1,590,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Refunding Series 2017A
4 .000 05/15/34 1,604,654
1,050,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Refunding Series 2017A
4 .000 05/15/35 1,058,283

Portfolio of Investments February 28, 2025
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Series 2015
5 .000% 05/15/45 $ 2,002,108
375,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .700 12/01/49 363,773
185,000 Delta County Memorial Hospital District, Colorado, Enterprise
Revenue Bonds, Refunding Series 2010
5 .500 09/01/25 184,027
600,000 Delta County Memorial Hospital District, Colorado, Enterprise
Revenue Bonds, Refunding Series 2010
5 .500 09/01/30 586,207
475,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2014A
5 .000 12/01/39 475,085
2,500,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 2,500,716
TOTAL HEALTH CARE 72,842,899
HOUSING/MULTIFAMILY - 0.4%
215,000 Denver City & County Housing Authority, Colorado, Capital Fund
Program Revenue Bonds, Three Tower Rehabilitation, Series
2007 - AGM Insured, (AMT)
5 .200 11/01/27 215,385
2,000,000 Denver City and County Housing Authority, Colorado, Multifamily
Housing Revenue Bonds, Flo Senior Apartments Project,
Sustainability Green Series 2023A
4 .500 07/01/41 2,037,812
TOTAL HOUSING/MULTIFAMILY 2,253,197
LONG-TERM CARE - 1.4%
500,000 (a),(b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6 .125 02/01/46 359,371
1,315,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/31 1,325,026
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 3,016,837
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Retirement Communities Inc., Refunding Series 2015A
5 .000 12/01/35 1,000,694
1,200,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/47 1,212,986
TOTAL LONG-TERM CARE 6,914,914
TAX OBLIGATION/GENERAL - 9.8%
2,000,000 Delta County Joint School District 50 Delta, Gunnison, Montrose
and Mesa Counties, Colorado, General Obligation Bonds, Series
2023
5 .000 12/01/47 2,133,172
3,000,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2021
4 .000 12/01/41 3,029,464
4,625,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2022A
5 .000 12/01/45 4,973,755
480,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016
4 .500 12/01/36 489,364
2,500,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016
5 .000 12/01/45 2,563,149
3,585,000 Eagle, Garfield and Routt Counties School District RE50J,
Colorado, General Obligation Bonds, Series 2024
5 .000 12/01/43 3,948,617
1,220,000 El Paso County School District 20, Academy, Colorado, General
Obligation Bonds, Series 2017
4 .000 12/15/40 1,222,036
600,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
3 .250 12/01/29 601,387
440,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
5 .000 12/01/30 447,008
1,275,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
5 .000 12/01/31 1,294,738
3,000,000 Grand County School District 2 East Grand, Colorado, General
Obligation Bonds, Series 2022
4 .000 12/01/46 2,956,933
655,000 Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018 - AGM Insured
5 .250 12/01/34 689,282

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,750,000 Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018 - AGM Insured
5 .250% 12/01/37 $ 1,827,860
3,000,000 Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds, Series
2023
5 .000 12/01/47 3,224,582
2,000,000 Larimer and Weld Counties School District Re-5J, Colorado,
General Obligation Bonds, Series 2021
4 .000 12/01/40 2,008,199
750,000 Louisville, Boulder County, Colorado, General Obligation Bonds,
Limited Tax, Series 2017
4 .000 12/01/35 759,290
1,390,000 Pueblo County School District 70, Pueblo Rural, Colorado,
General Obligation Bonds, Improvement Series 2021A
4 .000 12/01/32 1,467,054
1,140,000 Roaring Fork Transporation Authority, Colorado, Property Tax
Revenue Bonds, Series 2021A
4 .000 12/01/46 1,130,119
2,410,000 Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020
5 .000 12/01/44 2,523,185
8,500,000 Weld County School District RE-4, Windsor, Colorado, General
Obligation Bonds, Series 2023
5 .250 12/01/47 9,253,581
2,000,000 Westminster Public Schools, Adams County, Colorado,
Certificates of Participation, Series 2019 - AGM Insured
5 .000 12/01/43 2,064,235
TOTAL TAX OBLIGATION/GENERAL 48,607,010
TAX OBLIGATION/LIMITED - 36.5%
3,690,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 3,607,661
368,328 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Refunding Series 2021
4 .000 12/01/40 344,988
1,650,000 Anthem West Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2015 - BAM Insured
5 .000 12/01/35 1,671,143
1,020,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Convertible to
Unlimited Tax Series 2023A - BAM Insured
5 .000 12/01/48 1,065,327
1,275,000 Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series
2023
5 .000 12/01/41 1,413,158
1,335,000 Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series
2023
5 .000 12/01/42 1,470,972
593,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A
5 .000 12/01/40 600,062
500,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 490,278
2,000,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024A
4 .250 12/01/54 1,962,520
4,000,000 Brighton Crossing Metropolitan District 4, Colorado, General
Obligation Bonds, Limited Tax  Refunding Series 2024
4 .000 12/01/47 3,840,175
595,000 (a) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3 .375 12/01/26 582,404
5,055,000 Bromley Park Metropolitan District 3, Adams County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2024
4 .000 12/01/44 4,926,841
2,500,000 Bromley Park Metropolitan District No. 2, In the City of Brighton,
Adams and Weld Counties, Colorado, Senior General Obligation
Limited Tax Refunding Bonds, Series 2023 - BAM Insured
5 .375 12/01/53 2,693,703
1,020,000 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018A - BAM Insured
5 .000 12/01/34 1,094,414
1,000,000 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018A - BAM Insured
4 .000 12/01/47 930,249
250,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding and Improvement Series 2024A - BAM Insured
5 .250 12/01/59 273,118
1,250,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 1,257,942

Portfolio of Investments February 28, 2025
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,145,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000% 12/01/47 $ 1,103,673
500,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6 .500 12/01/53 516,362
480,000 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Senior Lien Series
2015A
5 .000 06/01/37 480,181
3,000,000 Colorado Bridge and Tunnel Enterprise, Revenue Bonds, Senior
Refunding Series 2024B
5 .000 12/01/49 3,241,852
1,725,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 1,732,446
2,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J
5 .250 03/15/42 2,062,732
1,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S
4 .000 03/15/41 1,002,670
5,000,000 Colorado State, Certificates of Participation, Higher Education
Health Sciences Facilities Series 2024A
4 .000 11/01/49 4,850,865
1,780,000 Colorado State, Certificates of Participation, Lease Purchase
Agreement Department of Transportation Second Amended &
Restated Headquaters Facilities, Refunding Series 2020
4 .000 06/15/38 1,809,964
2,000,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Refunding Series 2015 - BAM Insured
5 .000 08/01/36 2,012,875
2,295,000 Copperleaf Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Refunding Convertible to
Unlimited Tax Series 2020 - BAM Insured
4 .000 12/01/45 2,219,808
750,000 Copperleaf Metropolitan District 4, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2020A
5 .000 12/01/49 717,670
1,250,000 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Refunding Series 2024
4 .250 12/01/49 1,211,820
2,500,000 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Refunding Series 2024
4 .250 12/01/54 2,387,921
1,000,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited
Tax General Obligation Bonds, Refunding Series 2018 - AGM
Insured
4 .000 12/01/45 958,908
2,000,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
4 .375 12/01/54 1,947,790
1,250,000 Crystal Valley Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020A - AGM Insured
4 .000 12/01/44 1,229,900
920,000 Cumberland Green Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2015
5 .250 12/01/45 920,329
1,185,000 Denver City and County School District 1, Colorado, Lease
Purchase Program Certificates of Participation, Series 2015B
5 .000 12/15/45 1,197,755
2,955,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Refunding & Improvement Series 2016A
5 .000 08/01/42 3,009,173
1,000,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/35 1,041,251
1,785,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/40 1,799,078
120,000 (a) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5 .250 12/01/39 120,217
5,500,000 Ebert Metropolitan District, Denver Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018A-1 - BAM
Insured
5 .000 12/01/43 5,688,293
2,000,000 El Paso County School District 49 Falcon, Colorado, Certificates
of Participation, Series 2017B
5 .000 12/15/42 2,040,189

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 575,000 Erie Farm Metropolitan District, Erie, Boulder County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement, Series 2021 - AGM Insured
5 .000% 12/01/41 $ 615,952
1,000,000 Erie, Colorado, Certificates of Participation, Series 2010 5 .000 11/01/37 1,000,631
500,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 492,540
1,525,000 Foothills Park and Recreation District, Jefferson County,
Colorado, Lease Revenue Bonds, Certificates of Participation,
Series 2021
4 .000 12/01/33 1,591,237
890,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2022
6 .000 12/01/52 911,653
500,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
6 .000 12/01/52 476,554
800,000 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A - BAM Insured
4 .500 12/01/45 804,141
600,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series 2022A - BAM
Insured
5 .500 12/01/47 635,896
5,420,000 Grand Junction, Colorado, General Fund Revenue Bonds, Series
2024
4 .125 03/01/54 5,243,122
675,000 Green Gables Metropolitan District 2, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding Improvement Senior Series 2023A - BAM
Insured
5 .125 12/01/53 696,720
315,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-1
6 .000 12/01/43 325,484
330,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 330,809
1,125,000 High Plains Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding Series 2017 - NPFG
Insured
5 .000 12/01/35 1,181,857
1,250,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
4 .250 12/01/54 1,229,627
380,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Series 2020-A2
4 .125 12/01/40 360,801
3,000,000 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024
4 .250 12/01/53 2,889,262
460,000 Lincoln Park Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation and Improvement Bonds,
Refunding Series 2018 - AGM Insured
5 .000 12/01/42 475,122
2,000,000 Lincoln Park Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation and Improvement Bonds,
Refunding Series 2018 - AGM Insured
5 .000 12/01/46 2,054,700
1,330,000 Littleton Village Metropolitan District 2, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax Refunding
Series 2023 - AGM Insured
5 .000 12/01/53 1,361,298
825,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/36 838,977
1,805,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/41 1,822,337
1,000,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Series 2023 - AGM Insured
4 .250 12/01/48 995,229
650,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Refunding Bonds, Series 2017 - AGM Insured
5 .000 12/01/42 675,847
1,000,000 Midtown at Clear Creek Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Refunding Limited Tax
Series 2023A - BAM Insured
5 .500 12/01/43 1,116,981

Portfolio of Investments February 28, 2025
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Monument, El Paso County,  Colorado, Certificate of Participation,
Series 2020 - AGM Insured
4 .000% 12/01/40 $ 1,003,977
489,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5 .000 12/01/46 489,509
494,000 Mountain Shadows Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2015
5 .500 12/01/44 496,604
570,000 Nexus North at DIA Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2021
5 .000 12/01/51 534,508
709,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .625 12/01/37 710,285
1,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 1,008,829
4,000,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .250 07/01/52 4,248,304
755,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/49 698,032
1,500,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement Series
2016
5 .000 12/01/36 1,517,584
2,380,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series 2015A
5 .000 12/01/45 2,394,752
1,650,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/36 1,674,132
1,202,000 (a) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2023A
6 .500 08/01/53 1,248,871
2,500,000 (a) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 2,499,997
500,000 (a) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
5 .000 12/15/41 502,762
680,000 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Series 2024A
5 .875 12/15/46 731,978
500,000 Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A - BAM Insured
5 .000 12/01/46 524,664
1,550,000 Pueblo County, Colorado, Certificates of Participation,
Community Improvement Projects, Series 2023A
4 .000 07/01/43 1,522,837
235,000 (a) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 206,461
2,516,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 2,517,094
1,864,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 1,853,442
2,500,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000 12/01/42 2,572,968
1,060,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5 .000 12/01/43 1,122,666
400,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
5 .000 12/01/44 387,784
2,385,000 Regional Transportation District, Colorado, Sales Tax Revenue
Bonds, Fastracks Project, Series 2017B
4 .000 11/01/35 2,423,232
490,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A
5 .000 12/01/45 489,972
555,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5 .000 12/01/41 544,091
1,000,000 Roaring Fork School District RE-1, Garfield, Pitkin, and Eagle
Counties, Colorado, Certificates of Participation, Series 2023 -
BAM Insured
5
.000 12/15/43 1,052,831

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Sand Creek Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2023 - AGM Insured
5 .000% 12/01/37 $ 1,104,207
1,995,000 Sierra Ridge Metropolitan District 2, Douglas County, Colorado,
General Obligation Bonds, Subordinate Series 2022 - AGM
Insured
4 .000 12/01/46 1,910,882
275,000 Sierra Ridge Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Bonds, Series
2022 - AGM Insured
5 .000 12/01/52 284,957
532,000 Silver Peaks Metropolitan District 3, Colorado, Limited Tax
Obligation Bonds, Senior Lien Series 2020A
5 .000 12/01/50 527,679
5,515,000 Sky Ranch Community Authority Board, Arapahoe County,
Colorado, Limited Tax Supported District 1 Revenue Bonds,
Refunding Improvement Senior Series 2024A
4 .250 12/01/54 5,320,202
200,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
5 .000 12/01/37 201,716
350,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-2
5 .000 12/01/47 350,473
1,000,000 Southshore Metropolitan District 2 Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax Improvement
Series 2020A-2 - BAM Insured
4 .000 12/01/46 953,753
495,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds, Series
2017A
5 .375 12/01/47 496,753
1,000,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A
5 .000 12/01/49 963,556
750,000 Sterling Hills West Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Refunding & Improvement
Series 2007
5 .000 12/01/39 773,239
415,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Senior Series 2020A
3 .375 12/01/30 400,929
595,000 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22
5 .500 12/01/42 598,159
615,000 (a) Sunset Parks Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2024A
5 .125 12/01/54 619,235
750,000 Thompson Crossing Metropolitan District 2, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000 12/01/46 768,433
1,640,000 (a) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
5 .000 12/01/40 1,662,067
770,000 Thornton Development Authority, Colorado, Tax Increment
Revenue Bonds, North Washington Street Corridor Project,
Refunding Series 2015
3 .250 12/01/28 770,055
2,000,000 Thornton, Colorado, Certificates of Participation, Series 2018 4 .000 12/01/39 2,007,347
3,000,000 Trailside Metropolitan District 4, Colorado, Limited Tax General
Obligation Bonds, Refunding and Improvement Series 2024A -
BAM Insured
4 .250 12/01/56 2,859,577
2,000,000 (a) Triview Metropolitan District 4, Colorado, El Paso County,
General Obligation Bonds Limited Tax Series 2018
5 .750 12/01/48 2,009,263
4,000,000 (a) Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement
Series 2023A
6 .500 09/01/53 4,208,263
525,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
5 .000 12/01/28 542,768
1,250,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
5 .000 12/01/31 1,287,355
500,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 504,623

Portfolio of Investments February 28, 2025
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,375,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
4 .000% 12/01/33 $ 1,301,063
400,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .000 12/01/35 401,904
1,190,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .250 12/01/40 1,198,405
500,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/41 504,256
1,500,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/51 1,455,936
1,000,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 984,939
600,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
4 .125 12/01/31 586,713
1,500,000 Westminster, Colorado, Certificates of Participation, Series 2015A 5 .000 12/01/35 1,520,997
1,000,000 Westminster, Colorado, Certificates of Participation, Series 2015A 4 .000 12/01/38 1,001,939
1,000,000 Wheatlands Metropolitan District 2, Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series 2015 -
BAM Insured
5 .000 12/01/30 1,014,146
1,595,000 Wheatlands Metropolitan District 2, Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series 2015 -
BAM Insured
4 .000 12/01/38 1,598,909
1,400,000 Whispering Pines Metropolitan District No.1, In the City of
Aurora, Colorado, Limited Tax Convertible to Unlimited Tax,
General Obligation Refunding Series 2023 - AGM Insured
5 .000 12/01/52 1,450,126
TOTAL TAX OBLIGATION/LIMITED 180,778,444
TRANSPORTATION - 9.2%
1,000,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 1,000,000
500,000 Colorado High Performance Transportation Enterprise, US 36
and I-25 Managed Lanes Revenue Bonds, Senior Lien Series
2014, (AMT)
5 .750 01/01/44 500,424
3,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/25 3,042,084
2,115,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/26 2,187,957
1,995,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/39 2,135,009
3,340,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/41 3,521,291
3,585,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .500 11/15/53 3,830,744
500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .000 11/15/47 531,686
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/45 1,100,714
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .000 11/15/53 1,034,265
2,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/27 2,090,581
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/30 1,080,675
8,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
4 .000 12/01/43 7,626,493
8,305,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/43 8,487,139
1,905,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .250 12/01/43 1,963,064
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/37 1,059,691
500,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 500,212

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 480,000 Eagle County Air Terminal Corporation, Colorado, Airport
Terminal Project Revenue Bonds, Refunding Series 2011A, (AMT)
6 .000% 05/01/27 $ 480,620
1,215,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000 12/01/32 1,242,339
1,275,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000 12/01/33 1,302,742
1,000,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000 12/01/34 1,020,944
TOTAL TRANSPORTATION 45,738,674
U.S. GUARANTEED - 5.7% (c)
150,000 Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2016C,
(Pre-refunded 12/15/26)
4 .000 12/15/34 153,627
50,000 Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/37 52,320
1,585,000 Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/42 1,658,548
3,535,000 Colorado Health Facilities Authority, Colorado, Hospital Revenue
Bonds, NCMC Inc., Series 2016, (Pre-refunded 5/15/26)
4 .000 05/15/32 3,581,618
450,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series
2013A, (Pre-refunded 6/01/25)
5 .000 06/01/35 452,184
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series
2013A, (Pre-refunded 6/01/25)
5 .000 06/01/45 3,014,562
3,430,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, (Pre-refunded
9/01/25)
5 .000 09/01/31 3,467,246
1,315,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, (Pre-refunded
9/01/25)
4 .000 09/01/34 1,322,867
1,250,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/50 1,339,764
500,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/34 523,238
500,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/41 523,238
1,200,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/41 1,238,561
6,000,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/46 6,192,805
1,000,000 Metropolitan State University of Denver, Colorado, Institutional
Enterprise Revenue Bonds, Aerospace and Engineering Sciences
Building Project, Series 2016, (Pre-refunded 12/01/25)
4 .000 12/01/40 1,009,487
3,410,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Series 2017A-2, (Pre-refunded 6/01/28)
4 .000 06/01/36 3,533,430
TOTAL U.S. GUARANTEED 28,063,495
UTILITIES - 15.7%
1,000,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/37 1,019,145
1,845,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/38 1,877,468
3,250,000 Bennett, Colorado, Wastewater Revenue Bonds, Series 2024 4 .125 12/01/54 3,140,156
13,130,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/47 13,984,818
3,550,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/52 3,745,345
500,000 Cherokee Metropolitan District, Colorado, Water and Wastewater
Revenue Bonds, Series 2020 - BAM Insured
4 .000 08/01/50 475,342

Portfolio of Investments February 28, 2025
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 4,435,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2022B
5 .250% 11/15/52 $ 4,808,011
3,270,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/48 3,605,478
4,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/53 4,369,880
8,200,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2024A
5 .250 11/15/54 9,014,992
500,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Refunding Series 2015A
4 .000 11/15/35 501,598
1,000,000 Colorado Water Resources and Power Development Authority,
Water Resources Revenue Bonds, City of Sterling Wastewater
Utility Enterprise Project, Series 2023A - AGM Insured
5 .000 09/01/48 1,057,383
680,000 Colorado Water Resources and Power Development Authority,
Water Resources Revenue Bonds, Steamboat Springs Utilities
Fund, Series 2011B
4 .125 08/01/26 682,901
7,000,000 Denver City and County Board of Water Commissioners,
Colorado, Water Revenue Bonds, Series 2022A
5 .000 12/15/52 7,482,188
2,000,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, Enterprise Wastewater Revenue Bonds, Improvement
Series 2020A - AGM Insured
4 .000 12/01/49 1,936,707
1,000,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe
County, Colorado, Water Revenue Bonds, Improvement Series
2019A
4 .000 11/15/38 1,015,465
650,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe
County, Colorado, Water Revenue Bonds, Refunding Series 2015
5 .000 11/15/32 659,331
1,500,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe
County, Colorado, Water Revenue Bonds, Refunding Series 2015
4 .000 11/15/35 1,504,795
500,000 Erie, Boulder and Weld Counties, Colorado, Water Enterprise
Revenue Bonds, Refunding Series 2015
3 .000 12/01/29 500,243
1,140,000 Fort Lupton, Colorado, Water System Revenue Bonds, Refunding
& Improvement Series 2017 - AGM Insured
4 .000 12/01/42 1,140,254
2,180,000 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021 -
AGM Insured
4 .000 12/01/51 2,057,736
1,000,000 Loveland, Colorado, Electric and Communications Enterprise
Revenue Bonds, Series 2019A
5 .000 12/01/44 1,034,319
8,805,000 Parker Water and Sanitation District, Douglas County, Colorado,
Water and Sewer Enterprise Revenue Bonds, Refunding &
Improvement Series 2022
4 .000 11/01/47 8,658,216
1,080,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 1,135,391
280,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 343,374
2,000,000 Upper Eagle Regional Water Authority, Eagle County, Colorado,
Water Revenue Bonds, Refunding & Improvement Series 2020 -
AGM Insured
4 .000 12/01/50 1,899,191
TOTAL UTILITIES 77,649,727
TOTAL MUNICIPAL BONDS
(Cost $484,908,132) 488,794,960
TOTAL LONG-TERM INVESTMENTS
(Cost $484,908,132) 488,794,960
OTHER ASSETS & LIABILITIES, NET - 1.4% 6,707,596
NET ASSETS - 100% $ 495,502,556
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $24,216,284 or 5.0% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Colorado
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 488,794,960 $ – $ 488,794,960
Total $ – $ 488,794,960 $ – $ 488,794,960

Portfolio of Investments February 28, 2025
Maryland
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
X 247,515,595 MUNICIPAL BONDS - 99.3%   X –
CONSUMER DISCRETIONARY - 2.2%
$ 715,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000% 09/01/34 $ 724,151
4,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 4,020,708
1,000,000 (a) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5 .000 12/01/31 670,000
TOTAL CONSUMER DISCRETIONARY 5,414,859
CONSUMER STAPLES - 1.4%
400,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 402,090
1,005,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 994,491
425,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 432,567
1,900,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 1,802,297
TOTAL CONSUMER STAPLES 3,631,445
EDUCATION AND CIVIC ORGANIZATIONS - 6.8%
1,000,000 Chestertown, Maryland, Economic Development Project Revenue
Bonds, Washington College, Refunding Series 2021A
4 .000 03/01/36 957,412
1,500,000 (b) Frederick County, Maryland, Educational Facilities Revenue
Bonds, Mount Saint Mary's University Inc., Series 2017A
5 .000 09/01/45 1,460,718
645,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School, Series
2022A
5 .500 05/01/52 641,228
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
5 .000 07/01/38 500,162
2,625,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
4 .250 07/01/41 2,615,465
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Loyola University Maryland, Series 2014
4 .000 10/01/39 499,997
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Loyola University Maryland, Series 2025
5 .000 10/01/50 2,119,190
700,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2016
5 .000 06/01/33 707,804
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2024
5 .500 06/01/47 2,093,723
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A
4 .000 06/01/38 969,384
2,010,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A
4 .000 06/01/46 1,817,599
1,100,000 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Sereis
2019
4 .000 09/01/43 1,073,711
1,500,000 University of Maryland, Auxiliary Facility and Tuition Revenue
Bonds, Refunding Series 2021A
4 .000 04/01/51 1,431,673
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 16,888,066
ENERGY - 1.7%
4,260,000 Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore
Facility, Refunding Series 2010
5 .750 09/01/25 4,291,313
TOTAL ENERGY 4,291,313
HEALTH CARE - 21.4%
1,455,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5 .250 07/01/52 1,567,816
660,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
4 .000 07/01/32 660,284
1,650,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
4 .250 07/01/35 1,650,050

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,000,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
5 .000% 07/01/40 $ 2,003,765
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
5 .000 07/01/45 1,000,774
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/34 1,021,550
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/38 508,145
90,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/36 91,738
1,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/38 1,271,100
440,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
4 .000 07/01/42 419,473
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4 .000 01/01/51 883,483
1,600,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/36 1,637,692
2,020,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/46 2,041,922
2,650,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue Series 2023
5 .250 07/01/53 2,757,620
740,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
3 .250 07/01/39 618,744
175,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
4 .000 07/01/40 169,100
1,165,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Greater Baltimore Medical Center, Series 2021A
3 .000 07/01/46 951,099
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .000 07/01/54 1,054,317
2,080,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .250 07/01/54 2,230,955
1,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
4 .000 07/01/41 1,215,695
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
5 .000 07/01/47 501,447
1,015,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015
4 .125 07/01/47 990,495
1,020,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Medstar Health Issue, Series 2013B
5 .000 08/15/38 1,021,244
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/42 1,023,648
7,625,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/45 7,767,132
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Peninsula Regional Medical Center Issue, Series
2020A
4 .000 07/01/48 1,832,245
2,075,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2017MD
5 .000 12/01/46 2,109,055
2,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
5 .000 07/01/39 2,578,387
3,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020B
4 .000 04/15/45 3,101,104
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020B
4 .000 04/15/50 1,858,452
7,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
4 .000 12/01/44 6,924,772
TOTAL HEALTH CARE 53,463,303

Portfolio of Investments February 28, 2025
(continued)
Maryland

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 12.9%
$ 2,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
5 .000% 06/01/44 $ 2,000,857
2,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1 .600 06/01/29 1,793,088
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Orchard Meadows Apartments, Series 2024
5 .000 12/01/43 3,145,992
1,655,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
5 .000 10/01/28 1,657,366
1,310,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021A
2 .200 07/01/41 977,393
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021B
2 .100 01/01/41 736,176
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021C
2 .600 01/01/42 753,509
935,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2000A
2 .600 07/01/40 756,222
1,430,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2014D
4 .000 07/01/45 1,350,032
235,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2017C
3 .550 07/01/42 215,173
1,480,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2018A
3 .950 07/01/43 1,434,147
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2020E
2 .150 07/01/40 762,666
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Green Series 2024B
4 .600 07/01/49 1,005,575
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Taxable Series 2019D
3 .200 07/01/44 846,169
1,750,000 Maryland Community Development Administration, Department
of Housing and Community Development, Multifamily
Development Revenue Bonds, Marlborough Apartments, Series
2014I
3 .450 12/15/31 1,750,093
1,000,000 Maryland Community Development Administration, Multifamily
Development Revenue Bonds, Sustainability Villages at Marley
Station Green Series 2024D-1
4 .350 02/01/44 997,793
1,000,000 Maryland Economic Development Corporation, Senior Revenue
Bonds, Provident Group - Towson Place Properties LLC Project,
Series 2024A-1
5 .000 06/01/39 1,031,585
575,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/32 587,231
1,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Senior Series
2022
6 .000 07/01/58 1,095,680
200,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Series 2020
4 .000 07/01/40 192,582
1,150,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Series 2020
5 .000 07/01/50 1,169,003
500,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Salisbury University Project, Refunding Series
2013
5 .000 06/01/34 500,137
770,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Sheppard Pratt University Village, Series 2012
5 .000 07/01/27 769,979

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 255,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland - Baltimore Project,
Refunding Senior Lien Series 2015
5 .000% 07/01/31 $ 255,817
475,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland - Baltimore Project,
Refunding Senior Lien Series 2015
5 .000 07/01/35 476,339
1,140,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, Baltimore County
Project, Refunding Series 2016 - AGM Insured
3 .600 07/01/35 1,113,626
2,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Leonardtown Series 2024 - AGM Insured
5 .000 07/01/54 2,077,814
1,250,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2014A
3 .650 07/01/34 1,233,358
750,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2021B
2 .250 07/01/41 565,086
1,000,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2021C
2 .200 07/01/36 818,615
TOTAL HOUSING/MULTIFAMILY 32,069,103
HOUSING/SINGLE FAMILY - 3.5%
2,500,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2014C
3 .200 09/01/28 2,496,563
2,500,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019B
3 .200 09/01/39 2,271,625
725,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
3 .000 03/01/42 608,669
500,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021B
2 .100 09/01/41 364,938
2,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021C
2 .450 09/01/41 1,563,181
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Social Series 2024C
4 .500 09/01/44 1,011,476
420,000 Montgomery County Housing Opportunities Commission,
Maryland, Program Revenue Bonds, Series 2019C, (AMT)
3 .300 07/01/39 385,321
TOTAL HOUSING/SINGLE FAMILY 8,701,773
LONG-TERM CARE - 4.7%
1,750,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2020
4 .000 01/01/45 1,617,681
2,000,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village
Inc Facility, Series 2020
4 .000 01/01/50 1,808,275
1,200,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5 .000 01/01/33 1,229,870
1,250,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2017
5 .000 04/01/44 1,185,093
700,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/36 712,768
835,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/45 842,585
575,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/30 586,205
950,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/32 965,873
100,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/37 100,927

Portfolio of Investments February 28, 2025
(continued)
Maryland

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,500,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5 .000% 11/01/42 $ 1,500,896
1,100,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5 .000 11/01/47 1,073,627
TOTAL LONG-TERM CARE 11,623,800
TAX OBLIGATION/GENERAL - 8.2%
2,630,000 Baltimore County, Maryland, General Obligation Bonds,
Metropolitan District 84th Issue, Series 2023
5 .000 03/01/43 2,890,154
1,000,000 Howard County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Project, Series 2020A
4 .000 08/15/39 1,021,224
3,000,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2024A
5 .000 06/01/37 3,490,073
1,500,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2019A
3 .000 11/01/37 1,398,404
5,645,000 Murrieta Valley Unified School District, Riverside County,
California, General Obligation Bonds, Election 2006 Series 2008
- AGM Insured
0 .000 09/01/32 4,405,106
2,000,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2024A
5 .000 08/01/39 2,309,215
499,309 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .375 07/01/25 502,096
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 1,077,885
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,418,890
6,220,000 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B
0 .000 08/15/49 1,853,976
TOTAL TAX OBLIGATION/GENERAL 20,367,023
TAX OBLIGATION/LIMITED - 18.2%
1,000,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5 .375 06/01/36 994,591
425,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4 .000 09/01/27 426,305
1,825,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4 .500 09/01/33 1,835,052
1,220,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
5 .000 09/01/38 1,232,476
755,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5 .000 06/01/36 759,296
1,300,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019A
3 .500 06/01/39 1,179,747
250,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019B
3 .700 06/01/39 225,951
3,150,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
5 .000 06/01/51 3,170,691
380,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
4 .000 07/01/29 378,140
334,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
5 .000 07/01/36 340,686
74,000 Frederick County, Maryland, Special Obligation Bonds, Lake
Linganore Village Community Development Series 2001A - RAAI
Insured
5 .700 07/01/29 74,135
1,010,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4 .000 07/01/38 1,011,445
500,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4 .000 07/01/39 500,100
315,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B
4 .000 07/01/40 302,369
55,000 (b) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C
4 .000 07/01/50 49,721

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,660,000 (b) Frederick County, Maryland, Special Tax Limited Obligation
Bonds, Jefferson Technology Park Project, Refunding Series
2020A
5 .000% 07/01/43 $ 1,679,523
170,000 Frederick County, Maryland, Tax Increment and Special Tax B
Limited Obligation Bonds, Oakdale-Lake Linganore Project,
Series 2019
3 .750 07/01/39 155,142
100,000 (b) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 98,396
1,015,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/33 1,038,105
500,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 505,322
750,000 Howard County, Maryland, Special Obligation Bonds, Annapolis
Junction Town Center Project, Series 2024
5 .000 02/15/44 790,886
600,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4 .125 02/15/34 589,661
550,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4 .375 02/15/39 538,563
1,285,000 Hyattsville, Maryland, Special Obligation Bonds, University Town
Center Project, Series 2016
5 .000 07/01/34 1,270,599
2,000,000 Maryland Economic Development Corporation, Maryland, Lease
Revenue Bonds, Reservoir Square Project, Series 2024
5 .000 07/01/56 2,066,717
790,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4 .500 07/01/44 748,741
3,000,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Port Covington Project, Series 2020
4 .000 09/01/50 2,577,501
965,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2022A
5 .000 06/01/34 1,085,780
3,000,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2024
5 .000 06/01/54 3,193,294
50,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2016
5 .000 05/01/33 50,939
1,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/47 1,031,360
1,500,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Taxable
Refunding Series 2022C
0 .000 05/01/51 430,730
1,500,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Taxable
Refunding Series 2022C
0 .000 05/01/52 410,603
575,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 610,154
525,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5 .000 07/01/46 525,806
322,000 Prince George's County, Maryland, Special Tax District Bonds,
Victoria Falls Project, Series 2005
5 .250 07/01/35 323,304
55,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 50,530
54,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 46,563
70,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/31 56,180
78,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 57,779
2,610,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 650,453
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 995,077
4,465,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 4,483,820

Portfolio of Investments February 28, 2025
(continued)
Maryland

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329% 07/01/40 $ 498,751
3,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 2,983
47,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 46,494
1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/28 1,011,058
500,000 (b) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 522,489
3,250,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4 .000 07/15/46 3,170,456
1,500,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 1,633,697
TOTAL TAX OBLIGATION/LIMITED 45,428,161
TRANSPORTATION - 11.5%
120,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5 .000 07/01/33 123,412
425,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5 .000 07/01/34 436,471
1,500,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2021B, (AMT)
5 .000 08/01/46 1,548,228
2,000,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2021B, (AMT)
4 .000 08/01/51 1,844,352
3,000,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2024A, (AMT)
5 .250 08/01/49 3,210,779
3,000,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2024A, (AMT)
5 .250 08/01/54 3,191,621
800,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Terminal Project,  Series 2019A,
(AMT)
5 .000 06/01/44 816,284
1,940,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/35 2,012,751
1,500,000 Maryland Economic Development Corporation, Air Cargo
Obligated Group Revenue Bonds, AFCO Airport Real Estate
Group, Series 2019, (AMT)
4 .000 07/01/44 1,364,617
1,500,000 Maryland Economic Development Corporation, Economic
Development Revenue Bonds, Annapolis Mobility and Resilience
Project, Senior Series 2022A
5 .250 06/30/53 1,556,348
500,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4 .000 06/01/38 459,635
305,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4 .000 06/01/58 242,950
1,275,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds, Baltimore City Project, Senior Parking Facilities
Revenue Bonds, Series 2018A
5 .000 06/01/58 1,293,609
2,915,000 Maryland Economic Development Corporation, Private Activity
Revenue Bonds, Purple Line Light Rail Project, Green Series
2022B, (AMT)
5 .250 06/30/52 3,022,812
2,000,000 Maryland Transportation Authority, Passenger Facility Charge
Revenue Bonds, Baltimore/Washington Internatonal Thurgood
Marshall Airport Project, Series 2019, (AMT)
4 .000 06/01/39 1,998,563
1,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2021A
5 .000 07/01/46 1,065,842
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2021A
5 .000 07/01/51 3,164,930

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 40,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000% 08/01/26 $ 40,048
340,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 340,407
1,260,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 1,026,647
TOTAL TRANSPORTATION 28,760,306
U.S. GUARANTEED - 1.3% (c)
395,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding
Series 1998A - FGIC Insured, (ETM)
5 .000 07/01/28 408,162
665,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Helix Health, Series 1997 - AMBAC Insured,
(ETM)
5 .000 07/01/27 680,128
235,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5 .000 06/01/42 241,362
1,500,000 Washington County County Commissioners, Maryland, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019B,
(Pre-refunded 1/01/29)
5 .000 01/01/30 1,616,467
780,000 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B, (Pre-refunded
8/15/25)
0 .000 08/15/49 285,588
TOTAL U.S. GUARANTEED 3,231,707
UTILITIES - 5.5%
2,000,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects,
Refunding Series 2022A
5 .250 07/01/47 2,159,500
1,500,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series
2019A
5 .000 07/01/49 1,549,802
1,500,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2014A
5 .000 07/01/44 1,505,431
1,000,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2017A
5 .000 07/01/41 1,024,899
2,150,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 2,272,185
2,000,000 Maryland Economic Development Corporation, Revenue Bonds,
Constellation Energy Group, Inc. Projects, Adjustable Mode,
Refunding Series 2006B, (Mandatory Put 4/03/28)
4 .100 10/01/36 2,045,339
1,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/30 1,056,672
2,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 2,030,908
TOTAL UTILITIES 13,644,736
TOTAL MUNICIPAL BONDS
(Cost $250,023,230) 247,515,595
TOTAL LONG-TERM INVESTMENTS
(Cost $250,023,230) 247,515,595
OTHER ASSETS & LIABILITIES, NET - 0.7% 1,646,917
NET ASSETS - 100% $ 249,162,512
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $13,770,074 or 5.6% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments February 28, 2025
(continued)
Maryland

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Maryland
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 247,515,595 $ – $ 247,515,595
Total $ – $ 247,515,595 $ – $ 247,515,595

Portfolio of Investments February 28, 2025
New Mexico
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.3%
X 68,078,639 MUNICIPAL BONDS - 97.3%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 9.1%
$ 2,235,000 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding
Series 2020
4 .000% 09/01/40 $ 2,185,910
685,000 New Mexico Institute of Mining and Technology, Revenue Bonds,
Series 2019 - AGM Insured
4 .000 12/01/37 690,347
535,000 New Mexico State University, Revenue Bonds, Refunding &
Improvement Series 2017A
5 .000 04/01/42 546,679
1,000,000 University of New Mexico, Revenue Bonds, System Improvement
Series 2023 - AGM Insured
5 .250 06/01/49 1,086,334
1,700,000 University of New Mexico, Revenue Bonds, System Improvement
Series 2023 - AGM Insured
5 .500 06/01/53 1,866,528
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 6,375,798
HEALTH CARE - 11.5%
500,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
4 .000 02/01/50 460,536
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4 .000 08/01/49 933,405
1,000,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
4 .000 08/01/36 1,003,279
1,000,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
4 .000 08/01/46 941,035
1,010,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
5 .000 08/01/46 1,027,099
240,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A
5 .000 08/01/44 247,615
1,300,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A
4 .000 08/01/48 1,214,539
1,500,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center, Refunding &
Improvement Series 2020
4 .000 06/01/34 1,480,056
785,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center, Refunding &
Improvement Series 2020
4 .000 06/01/35 769,097
TOTAL HEALTH CARE 8,076,661
HOUSING/SINGLE FAMILY - 4.4%
295,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3 .875 07/01/43 287,347
1,380,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019C
3 .600 07/01/44 1,245,899
745,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
2 .300 07/01/46 513,639
115,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .250 07/01/46 76,535
1,235,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2022A
2 .550 09/01/42 940,375
TOTAL HOUSING/SINGLE FAMILY 3,063,795
LONG-TERM CARE - 2.0%
1,365,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL
Castillo Retirement Residences Project, Series 2012
5 .000 05/15/42 1,365,266
TOTAL LONG-TERM CARE 1,365,266
TAX OBLIGATION/GENERAL - 8.0%
1,000,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
School Building Series 2018
5 .000 08/01/36 1,056,030
2,400,000 Central New Mexico Community College, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
Limited Tax Series 2023
4 .000 08/15/37 2,456,388
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 912,598

Portfolio of Investments February 28, 2025
(continued)
New Mexico

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 515,000 Silver City Consolidated School District 1, Grant County, New
Mexico, General Obligation Bonds, School Building Series 2017
4 .000% 08/01/37 $ 516,587
675,000 Silver Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds,  School Building Series 2019
4 .000 08/01/37 688,856
TOTAL TAX OBLIGATION/GENERAL 5,630,459
TAX OBLIGATION/LIMITED - 33.2%
1,195,000 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015A
5 .000 07/01/37 1,201,882
755,000 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2022B
5 .000 07/01/41 822,811
825,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
5 .300 10/01/53 813,482
765,000 Bernalillo County, New Mexico, Gross Receipts Tax Revenue
Bonds, Series 1996B - NPFG Insured
5 .700 04/01/27 793,088
415,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .250 10/01/43 415,538
200,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
5 .750 10/01/44 200,279
600,000 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015 - BAM Insured
4 .000 08/01/35 600,101
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/39 502,939
780,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 788,303
1,000,000 Los Diamantes Public Improvement District, New Mexico,
Revenue Bonds, Rio Rancho Special Levy Improvement Series
2024 - BAM Insured
4 .125 10/01/53 957,035
125,000 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax
Revenue Bonds, Improvment Series 2016
3 .000 04/01/41 111,257
500,000 Lower Petroglyphs Public Improvements District, Albuquerque,
New Mexico, Special Levy Revenue Bonds, Refunding Series
2018
5 .000 10/01/38 499,098
230,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 239,306
675,000 McKinley County, New Mexico, Gross Receipts Revenue Bonds,
Tax Improvement Series 2023 - BAM Insured
4 .250 06/01/47 660,554
805,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .000 10/01/33 805,026
1,000,000 Montecito Estates Public Improvement District, Albuquerque,
New Mexico, Special Levy Revenue Bonds, Refunding Series
2016
4 .000 10/01/37 1,003,843
3,850,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 1,297,605
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 995,077
700,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 692,464
770,000 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2017
4 .000 08/01/34 782,406
970,000 Saltillo Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2018 - BAM
Insured
4 .000 10/01/37 979,739
1,015,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvement Series 2015B
5 .000 06/15/33 1,016,584
1,080,000 Santa Fe County, New Mexico, Correctional System Gross
Receipts Tax Revenue Bonds, Series 1997 - AGM Insured
6 .000 02/01/27 1,124,214
500,000 Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds
Improvement Senior Lien Series 2018A
5 .000 06/01/36 530,516
400,000 Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds
Improvement Senior Lien Series 2018A
5 .000 06/01/37 423,746
1,000,000 Ventana West Public Improvement District, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2015 - BAM Insured
4 .000 08/01/33 1,001,220
1,760,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 1,775,656

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Volterra Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2024 - BAM
Insured
4 .000% 10/01/43 $ 974,842
5,000 (a) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022
3 .750 05/01/28 4,982
500,000 (a) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022
4 .000 05/01/33 487,154
760,000 (a) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020
8 .000 05/01/40 742,163
TOTAL TAX OBLIGATION/LIMITED 23,242,910
TRANSPORTATION - 2.0%
1,500,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/49 1,399,393
TOTAL TRANSPORTATION 1,399,393
U.S. GUARANTEED - 3.7% (b)
1,000,000 Clayton, New Mexico, Jail Project Revenue Bonds, Refunding &
Improvement Series 2015, (Pre-refunded 11/01/25)
5 .000 11/01/29 1,014,548
1,550,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2015A, (Pre-
refunded 8/01/25)
5 .000 08/01/44 1,562,916
TOTAL U.S. GUARANTEED 2,577,464
UTILITIES - 23.4%
1,000,000 Albuquerque Benralillo County Water Utility Authority, New
Mexico, Joint Water and Sewer System Revenue Bonds,
Refunding & Improvement Senior Lien Series 2017
5 .000 07/01/32 1,047,042
1,970,000 Albuquerque, New Mexico, Refuse Removal and Disposal
Revenue Bonds, Series 2020
4 .000 07/01/43 1,950,466
750,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/37 769,754
1,015,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/36 1,031,443
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5 .000 10/01/44 520,041
550,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/35 613,405
450,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2018D
5 .000 06/01/37 475,039
975,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2020B
3 .000 06/01/40 873,012
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2022C
5 .000 06/01/42 1,086,904
1,305,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2023A-1
5 .000 06/01/41 1,444,313
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2023B
5 .250 06/01/48 1,093,397
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2025A-1
5 .000 06/01/49 1,074,788
715,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2024A
5 .000 06/15/44 780,007
800,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 850,916
705,000 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017 - BAM Insured
5 .000 06/01/37 721,209
500,000 Santa Fe, New Mexico, Net Wastewater Utility System
Environmental Services Gross Receipts Tax Improvement
Revenue Bonds, Climate Certified Green Series 2019
4 .000 06/01/37 508,543

Portfolio of Investments February 28, 2025
(continued)
New Mexico

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,500,000 Santa Fe, New Mexico, Water Utility System Revenue Bonds,
Refunding Series 2016
4 .000% 06/01/39 $ 1,506,614
TOTAL UTILITIES 16,346,893
TOTAL MUNICIPAL BONDS
(Cost $69,230,389) 68,078,639
TOTAL LONG-TERM INVESTMENTS
(Cost $69,230,389) 68,078,639
OTHER ASSETS & LIABILITIES, NET - 2.7% 1,857,950
NET ASSETS - 100% $ 69,936,589
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $2,085,215 or 3.1% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
New Mexico
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 68,078,639 $ – $ 68,078,639
Total $ – $ 68,078,639 $ – $ 68,078,639

Portfolio of Investments February 28, 2025
Pennsylvania
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.8%
X 338,091,183 MUNICIPAL BONDS - 94.7%   X –
CONSUMER STAPLES - 0.4%
$ 1,345,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Paper Project,
Series 2001, (AMT)
5 .375% 03/01/31 $ 1,496,503
TOTAL CONSUMER STAPLES 1,496,503
EDUCATION AND CIVIC ORGANIZATIONS - 13.0%
730,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2016
5 .000 10/15/34 725,030
480,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017
5 .000 10/15/37 464,293
1,300,000 Allegheny County Higher Education Building Authority,
Pennsylvania, University Revenue Bonds, Duquesne University,
Series 2024
5 .000 03/01/42 1,404,198
2,000,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, George School Project, Series 2019
3 .000 09/15/49 1,602,703
1,205,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series 2016
5 .125 03/15/36 1,219,992
305,000 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A
5 .000 12/15/47 301,971
785,000 Crawford County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, Allegheny College, Series 2016
3 .000 05/01/34 696,529
220,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000 05/01/37 217,777
2,715,000 Delaware County Authority, Pennsylvania, Revenue Bonds,
Villanova University, Series 2015
5 .000 08/01/45 2,728,811
1,430,000 Erie Higher Education Building Authority, Pennsylvania, Revenue
Bonds, Gannon University, Series 2016
4 .000 05/01/46 1,203,496
290,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .125 05/01/34 261,832
210,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .250 05/01/36 186,932
355,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .500 05/01/41 296,855
1,095,000 Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2017
4 .000 11/01/40 1,041,077
995,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series
2023
7 .000 06/01/53 1,085,023
1,920,000 Lycoming County Authority, Pennsylvania, Revenue Bonds,
Pennsylvania College of Technology, Series 2016
3 .000 10/01/37 1,730,426
1,250,000 McCandless IDA, Pennsylvania, University Revenue Bonds Series
A and B of 2022 La Roche University
6 .750 12/01/46 1,211,704
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Germantown Academy Project,
Series 2021A
4 .000 10/01/41 899,910
1,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project, Series
2024
4 .000 08/01/54 967,044
2,390,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2020A, (AMT)
2 .450 06/01/41 2,076,934
1,160,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2021A, (AMT)
2 .625 06/01/42 1,051,207
495,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2023A, (AMT)
4 .000 06/01/44 481,145
630,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
2 .625 11/01/31 556,343
690,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
3 .000 11/01/42 505,372

Portfolio of Investments February 28, 2025
(continued)
Pennsylvania

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 250,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
5 .000% 11/01/46 $ 241,390
815,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Bryn Mawr College, Refunding Series 2014
5 .000 12/01/38 815,155
670,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Bryn Mawr College, Refunding Series 2014
5 .000 12/01/44 670,132
450,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Drexel University, Refunding Series 2016
4 .000 05/01/36 440,721
300,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
4 .000 05/01/32 251,717
1,240,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 966,604
70,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A
5 .000 02/15/55 75,228
240,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4 .000 11/01/39 214,512
1,200,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5 .000 11/01/42 1,182,555
1,405,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2015A
5 .000 11/01/36 1,417,963
2,350,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
4 .000 07/15/51 1,928,185
1,000,000 Pennsylvania State University, Revenue Bonds, Series 2023 5 .250 09/01/48 1,100,440
4,000,000 Pennsylvania State University, Revenue Bonds, Series 2024 5 .000 09/01/49 4,322,453
1,010,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/37 839,763
1,520,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph's University Project, Refunding
Series 2020A
4 .000 11/01/45 1,397,713
2,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph's University Project, Series 2022
5 .500 11/01/60 2,167,462
852,581 (a),(b) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017
5 .000 03/15/45 511,548
835,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2016
5 .000 11/01/37 850,525
1,895,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/46 1,677,796
1,590,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 1,417,335
665,000 Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds,
University of Scranton, Series 2015A
5 .000 11/01/32 673,456
260,000 Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds,
University of Scranton, Series 2015A
5 .000 11/01/33 263,083
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 46,342,340
HEALTH CARE - 17.6%
5,415,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 5,212,518
465,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 438,289
403,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 438,301
4,409,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 4,404,222
2,702,000 (c) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0 .000 06/30/44 2,004,624
847,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 870,324

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 5,215,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2021 - BAM Insured
3 .000% 08/15/53 $ 4,026,912
2,400,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Butler Health System Project, Series 2015A
5 .000 07/01/39 2,272,399
1,130,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B
4 .000 12/01/51 1,027,969
1,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/37 1,006,869
1,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/47 945,683
1,000,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2019
4 .000 11/01/49 910,430
965,000 Dauphin County General Authority, Pennsylvania, Health System
Revenue Bonds, Pinnacle Health System Project, Refunding
Series 2016A
3 .000 06/01/33 919,146
1,370,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
5 .000 07/01/49 1,384,234
300,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018
5 .000 07/15/48 286,306
1,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2014A
5 .000 06/01/41 1,001,718
2,625,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1
5 .000 02/15/45 2,669,858
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/38 1,057,273
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 1,020,357
1,730,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Refunding Series 2016B
5 .000 08/15/46 1,750,822
1,195,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Series 2016A
5 .000 08/15/42 1,213,272
415,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
3 .000 11/01/36 360,562
3,435,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
4 .000 11/01/46 3,057,622
1,950,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Series 2021A
4 .000 11/01/41 1,864,573
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/38 997,212
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/48 1,018,354
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019 - BAM Insured
4 .000 09/01/44 951,979
625,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000 09/01/49 569,263
2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4 .000 05/01/56 1,846,052
1,600,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
4 .000 05/01/56 1,437,122
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/57 1,025,383
2,500,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2024A-1 - AGM Insured
5 .000 08/15/49 2,635,153

Portfolio of Investments February 28, 2025
(continued)
Pennsylvania

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,750,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020A
4 .000% 04/15/50 $ 2,555,371
1,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
4 .250 11/01/51 968,997
1,575,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/49 1,469,855
2,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Hospital Revenue Bonds, The Children's Hospital of Philadelphia,
Series 2024A
5 .250 07/01/49 2,173,050
555,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5 .000 07/01/30 568,515
895,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5 .000 07/01/45 903,813
1,205,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Refunding Series 2023A
5 .000 06/01/34 1,376,307
1,500,000 Union County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Evangelical Community Hospital Project, Series 2018B
5 .000 08/01/48 1,522,507
700,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
4 .000 07/01/37 671,538
TOTAL HEALTH CARE 62,834,754
HOUSING/MULTIFAMILY - 0.5%
650,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student
Housing Project at Clarion University, Series 2014A
5 .000 07/01/45 650,037
1,000,000 (b) Erie County, Industrial Development Authority, Pennsylvania,
Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie
Apartments, Series 2024A
6 .750 09/01/61 1,006,787
100,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University Properties Inc. Student Housing Project at East
Stroudsburg University of Pennsylvania, Series 2016A
5 .000 07/01/35 96,985
166,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes
Germantown - Morrisville Project, Series 2005A
5 .625 07/01/35 169,314
TOTAL HOUSING/MULTIFAMILY 1,923,123
HOUSING/SINGLE FAMILY - 13.0%
3,600,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .200 04/01/40 3,254,662
5,820,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3 .200 10/01/41 5,072,181
1,520,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 1,520,860
3,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 2,943,184
180,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125B
3 .700 10/01/47 157,703
5,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
3 .150 10/01/39 4,496,048
4,025,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
3 .000 10/01/46 3,173,419
1,405,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 1,109,043
5,255,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .500 10/01/45 3,869,435
1,250,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2021-136
2 .550 10/01/51 831,246
5,320,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
1 .850 04/01/36 4,152,167
3,145,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
2 .050 04/01/41 2,245,316
1,930,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
2 .100 10/01/43 1,322,777

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY (continued)
$ 3,040,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .250% 10/01/41 $ 2,284,010
3,435,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .375 10/01/46 2,389,968
3,925,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .500 10/01/50 2,539,345
2,250,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .600 04/01/46 1,664,999
1,665,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-138A
3 .000 04/01/42 1,382,743
2,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A
4 .900 10/01/46 2,033,458
135,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A
4 .600 10/01/49 135,139
TOTAL HOUSING/SINGLE FAMILY 46,577,703
INDUSTRIALS - 1.6%
250,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10 .000 12/01/40 25
250,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 25
2,525,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 2,528,305
3,000,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2011, (AMT), (Mandatory Put 7/01/27)
4 .250 07/01/41 3,025,474
TOTAL INDUSTRIALS 5,553,829
LONG-TERM CARE - 9.7%
1,035,000 Adams County General Authority, Pennsylvania, Revenue Bonds,
The Brethren Home Community Project, Series 2024A
5 .000 06/01/54 1,053,506
1,000,000 Adams County General Authority, Pennsylvania, Revenue Bonds,
The Brethren Home Community Project, Series 2024A
5 .000 06/01/59 1,014,041
1,510,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/42 1,522,064
90,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/35 80,600
860,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2019
5 .000 12/01/51 665,989
3,440,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2021A
4 .000 12/01/44 2,401,517
3,490,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Asbury Pennsylvania Obligated Group,  Refunding Series
2019
5 .000 01/01/45 3,360,855
500,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
4 .000 01/01/33 493,454
760,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
5 .000 01/01/38 760,336
355,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/28 357,410
1,000,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/29 1,006,755
910,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/30 916,111
135,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/36 123,562
1,430,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/39 1,263,960

Portfolio of Investments February 28, 2025
(continued)
Pennsylvania

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 285,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
4 .125% 01/01/38 $ 279,072
105,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
5 .000 01/01/39 107,273
635,000 East Hempfield Township Industrial Development Authority,
Pennsylvania, Revenue Bonds, Willow Valley Communities
Project, Refunding Series 2016
5 .000 12/01/39 638,467
340,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Masonic Villages Project, Series 2015
5 .000 11/01/35 340,015
610,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/45 542,073
245,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/50 210,042
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Landis Homes Retirement Community Project, Refunding
Series 2015A
5 .000 07/01/45 1,001,349
910,000 Lancaster Industrial Development Authority, Pennsylvania, Health
Center Revenue Bonds, Landis Homes Retirement Community
Project, Refunding Series 2021
4 .000 07/01/51 809,674
1,400,000 Lancaster Industrial Development Authority, Pennsylvania, Health
Center Revenue Bonds, Landis Homes Retirement Community
Project, Refunding Series 2021
4 .000 07/01/56 1,211,450
2,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds Meadowood Senior Living Project
Series 2018A
5 .000 12/01/48 2,008,893
2,750,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2016
5 .000 11/15/36 2,797,438
500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2023A
5 .250 11/15/53 519,183
1,100,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/49 998,335
1,800,000 Pennsylvania Economic Development Finance Authority Revenue
Bonds Presbyterian Senior Living Project, Series 2021
4 .000 07/01/41 1,728,243
500,000 Pennsylvania Economic Development Finance Authority Revenue
Bonds Presbyterian Senior Living Project, Series 2021
4 .000 07/01/46 459,455
1,000,000 Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2
5 .000 07/01/42 1,048,054
2,655,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/41 2,292,345
3,345,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/47 2,679,388
TOTAL LONG-TERM CARE 34,690,909
TAX OBLIGATION/GENERAL - 14.9%
2,040,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2018C-77
5 .000 11/01/43 2,120,921
1,080,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/41 1,189,670
1,355,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/42 1,482,714
2,795,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/49 2,967,050
495,000 Allentown City School District, Lehigh County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019C - BAM
Insured
4 .000 02/01/36 501,277

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2024
5 .000% 08/01/42 $ 1,107,058
1,500,000 Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2024
5 .000 08/01/43 1,651,743
3,125,000 Chichester School District, Delaware County, Pennsylvania,
General Obligation Bonds, Series 1999 - FGIC Insured
0 .000 03/01/26 3,021,765
4,000,000 Coatesville Area School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2020A - BAM Insured
0 .000 10/01/35 2,570,248
1,950,000 Coatesville Area School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2020A - BAM Insured
0 .000 10/01/37 1,138,731
735,000 Delaware County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 08/01/46 787,179
855,000 Fayette County, Pennsylvania, General Obligation Bonds, Notes
Series 2021A - AGM Insured
2 .000 11/15/43 554,140
1,635,000 Girard School District, Erie County, Pennsylvania, General
Obligation Bonds, Series 1999B - FGIC Insured
0 .000 11/15/28 1,427,372
1,250,000 Hatboro-Horsham School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2023A
5 .250 09/15/51 1,336,040
900,000 Haverford Township School District, Delaware County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 03/15/43 964,357
1,000,000 Lancaster County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 11/01/36 1,111,732
1,000,000 Lancaster, Pennsylvania, General Obligation Bonds, Series 2016
- AGM Insured
5 .000 11/01/27 1,022,486
1,000,000 Littlestown Area School District, Adams County, Pennsylvania,
General Obligation Bonds, Series 2023A - BAM Insured
5 .000 10/01/50 1,048,052
1,500,000 Middletown Area School District, Dauphin County, Pennsylvania,
General Obligation Bonds, Series 2023 - BAM Insured
5 .000 03/01/38 1,556,359
3,180,000 Pennsylvania State, General Obligation Bonds, First Series 2023 5 .000 09/01/35 3,663,312
10,000,000 Pennsylvania State, General Obligation Bonds, First Series 2023 4 .000 09/01/40 10,184,043
1,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Green Series 2023B
5 .000 09/01/48 1,599,054
2,785,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2007A - NPFG Insured
5 .000 06/01/34 3,156,081
2,000,000 State College Area School District, Centre County, Pennsylvania,
General Obligation Bonds, Series 2015
5 .000 03/15/40 2,002,011
40,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 40,019
1,365,000 Upper Saint Clair Township School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2018
5 .000 10/01/41 1,369,387
1,600,000 Washington County, Pennsylvania, General Obligation Bonds,
Series 2024
4 .000 09/01/35 1,628,112
1,010,000 West Allegheny School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2021B
2 .000 09/01/26 987,786
900,000 West Mifflin Area School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019 - BAM
Insured
3 .000 04/01/34 854,051
TOTAL TAX OBLIGATION/GENERAL 53,042,750
TAX OBLIGATION/LIMITED - 4.5%
105,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 110,684
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5 .000 05/01/33 102,051
960,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Subordinate Series 2022
5 .250 05/01/42 969,178
505,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 505,808

Portfolio of Investments February 28, 2025
(continued)
Pennsylvania

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250% 05/01/42 $ 1,010,848
250,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/42 254,755
100,000 (b) Chester County Industrial Development Authority, Pennsylvania,
Special Obligation Bonds, Woodlands at Greystone Project,
Series 2018
5 .000 03/01/38 100,104
4,655,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 4,669,368
474,000 (b) Monroe County Industrial Development Authority, Pennsylvania,
Special Obligation Revenue Bonds, Tobyhanna Township Project,
Series 2014
6 .875 07/01/33 473,971
1,500,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .750 12/01/37 1,534,762
1,000,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .900 12/01/44 1,016,608
1,500,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000 12/01/51 1,445,794
1,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Series 2018A
5 .250 12/01/44 1,049,221
1,012,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 1,007,018
1,074,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,078,527
355,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 351,178
530,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5 .000 07/01/35 531,724
TOTAL TAX OBLIGATION/LIMITED 16,211,599
TRANSPORTATION - 8.1%
3,175,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/51 3,229,860
3,530,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/56 3,582,480
1,955,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4 .000 07/01/35 1,959,018
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 1,015,563
1,960,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Series 2018A
5 .000 01/01/38 2,087,697
2,115,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 2,142,402
4,375,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 4,711,390
665,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A
4 .250 12/01/44 675,185
3,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A
5 .000 12/01/48 3,244,162
1,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2024A
5 .000 12/01/42 1,106,224
1,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2024C
5 .000 12/01/49 1,606,033
2,180,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 2,263,096

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,250,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2020C, (AMT)
4 .000% 07/01/50 $ 1,158,731
TOTAL TRANSPORTATION 28,781,841
U.S. GUARANTEED - 1.4% (e)
625,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016,
(Pre-refunded 1/01/26)
3 .250 01/01/39 625,888
70,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000 01/01/39 74,910
570,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000 01/01/39 609,981
155,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A, (Pre-refunded 7/01/29)
5 .000 07/01/49 167,119
835,000 Monroe County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Pocono Medical Center, Series 2016, (Pre-
refunded 7/01/26)
5 .000 07/01/41 860,232
50,000 (a),(b) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017, (Pre-refunded
3/15/28)
5 .000 03/15/45 53,305
2,445,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-
refunded 1/01/27)
5 .000 07/01/45 2,544,593
TOTAL U.S. GUARANTEED 4,936,028
UTILITIES - 10.0%
1,840,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015
5 .000 12/01/40 1,860,319
1,365,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015
5 .000 12/01/45 1,377,562
2,170,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2018
5 .000 06/01/43 2,250,718
935,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2022
5 .000 06/01/53 986,783
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
5 .000 12/01/42 1,092,134
50,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 52,842
1,000,000 Bucks County Water and Sewer Authority, Pennsylvania, Sewer
System Revenue Bonds, Series 2022A - AGM Insured
5 .250 12/01/47 1,088,643
605,000 Bucks County Water and Sewer Authority, Pennsylvania, Water
System Revenue Bonds, Series 2021 - AGM Insured
2 .250 12/01/44 405,173
1,250,000 Clairton Municipal Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2024B
4 .375 12/01/42 1,253,482
430,000 Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015
5 .000 05/01/40 430,988
1,000,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2024 - BAM
Insured
4 .000 12/01/46 981,688
1,325,000 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2 .450 12/01/39 1,204,721
1,765,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019A, (AMT)
3 .000 10/01/36 1,626,602
3,635,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019B, (AMT)
3 .100 11/01/38 3,287,672
10,450,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, Pennsylvania-American Water Company,
Refunding Series 2019
3 .000 04/01/39 9,218,206
1,000,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Fifteenth Series 2017
5 .000 08/01/37 1,038,786

Portfolio of Investments February 28, 2025
(continued)
Pennsylvania

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,500,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2019B
5 .000% 11/01/54 $ 1,554,698
1,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2022C
5 .000 06/01/38 1,110,623
1,510,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
5 .000 09/01/42 1,652,951
1,000,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
4 .250 09/01/53 971,101
1,280,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2025A
5 .250 09/01/50 1,413,493
1,000,000 Upper Allegheny Joint Sanitary Authority, Allegheny County,
Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A -
AGM Insured
3 .000 09/01/44 840,619
TOTAL UTILITIES 35,699,804
TOTAL MUNICIPAL BONDS
(Cost $357,174,781) 338,091,183
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 311,111 VARIABLE RATE SENIOR LOAN INTERESTS - 0.1%   X –
CAPITAL GOODS - 0 .0%
$ 64,338 (a),(d) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/25 $ 6
TOTAL CAPITAL GOODS 6
CONSUMER SERVICES - 0 .1%
174,336 (a),(d),(f) University of the Arts, Term Loan (3M SOFR+ 9.500%) 12 .380 12/16/25 174,336
18,220 (a),(d),(f) University of the Arts, Term Loan (3M SOFR+ 9.500%) 14 .340 08/16/25 18,220
66,248 (a),(d),(f) University of the Arts, Term Loan (3M SOFR+ 9.500%) 14 .340 08/16/25 66,248
52,301 (a),(d),(f) University of the Arts, Term Loan (3M SOFR+ 9.500%) 14 .340 04/30/25 52,301
TOTAL CONSUMER SERVICES 311,105
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $351,064) 311,111
TOTAL LONG-TERM INVESTMENTS
(Cost $357,525,845) 338,402,294
OTHER ASSETS & LIABILITIES, NET - 5.2% 18,435,615
NET ASSETS - 100% $ 356,837,909
AMT Alternative Minimum Tax
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $5,099,089 or 1.5% of Total Investments.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Pennsylvania
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 338,091,133 $ 50 $ 338,091,183
Variable Rate Senior Loan Interests – – 311,111 311,111
Total $ – $ 338,091,133 $ 311,161 $ 338,402,294

Portfolio of Investments February 28, 2025
Virginia
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.7%
X 522,362,064 MUNICIPAL BONDS - 98.7%   X –
CONSUMER STAPLES - 2.6%
$ 235,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250% 06/01/32 $ 232,543
600,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 585,082
7,655,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 7,556,791
5,555,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2
5 .200 06/01/46 5,554,933
TOTAL CONSUMER STAPLES 13,929,349
EDUCATION AND CIVIC ORGANIZATIONS - 8.0%
1,685,000 Alexandria Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Episcopal High School,
Series 2017
4 .000 01/01/40 1,676,863
1,480,000 Farmville Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Convocation Center Project, Series
2021 - AGM Insured, (Mandatory Put 7/01/43)
5 .375 07/01/53 1,560,679
1,455,000 Industrial Development Authority of the City of Lexington,
Virginia, Washington and Lee University, Educational Facility
Revenue Bonds, Refunding Series 2018A
5 .000 01/01/48 1,497,118
1,500,000 Loudoun County Industrial Development Authority, Virginia,
Multi-Modal Revenue Bonds, Howard Hughes Medical Institute,
Series 2022A
4 .000 10/01/52 1,472,263
2,000,000 Madison County Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Woodberry Forest School,
Series 2021
3 .000 10/01/50 1,582,385
500,000 Montgomery County Economic Development Authority, Virginia,
Revenue Bonds, Virginia Tech Foundation, Refunding Series
2017A
4 .000 06/01/37 505,680
750,000 Roanoke Economic Development Authority, Virginia, Educational
Facilities Revenue Bonds, Lynchburg College, Series 2018A
5 .000 09/01/43 745,799
2,500,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Green Series 2015A-2
5 .000 04/01/45 2,502,831
9,355,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017A
5 .000 04/01/39 9,699,047
5,000,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017A
5 .000 04/01/47 5,129,958
5,000,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017B
5 .000 04/01/46 5,138,588
1,790,000 Virginia College Building Authority Educational Facility, Revenue
Bonds, University of Richmond Refunding Series 2024
5 .000 03/01/49 1,937,821
1,000,000 (a) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5 .000 07/01/45 811,686
3,000,000 (a) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5 .000 07/01/35 2,709,025
4,465,000 (a) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5 .000 07/01/45 3,624,177
1,575,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Washington and Lee University, Series 1998 -
NPFG Insured
5 .250 01/01/31 1,719,329
175,000 Virginia Commonwealth University, General Pledge Revenue
Bonds, Refunding Series 2018A
5 .000 11/01/38 185,295
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 42,498,544

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 17.6%
$ 1,200,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
5 .000% 07/01/31 $ 1,324,400
1,050,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
5 .000 07/01/32 1,154,445
325,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
5 .000 07/01/37 349,356
1,195,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/38 1,205,798
1,075,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/45 1,033,029
1,465,000 Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series 2023A,
(Mandatory Put 7/01/31)
5 .000 07/01/53 1,587,726
1,000,000 Chesapeake Hospital Authority, Virginia, Hospital Facility
Revenue Bonds, Chesapeake Regional Medical Center, Series
2019
4 .000 07/01/39 990,780
1,920,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 1,805,846
3,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Refunding
Series 2022
4 .000 05/15/44 2,953,997
4,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2018A
4 .000 05/15/48 3,848,069
3,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2024
5 .000 05/15/51 3,246,431
3,000,000 Front Royal and Warren County Industrial Development
Authority, Virginia, Hospital Revenue Bonds, Valley Health System
Obligated Group, Series 2018
4 .000 01/01/50 2,829,037
3,500,000 (a) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2015A
5 .330 07/01/45 3,465,356
5,000,000 (a) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2017A
5 .000 07/01/46 4,891,897
1,000,000 Isle Economic Development Authority, Wight County, Virginia,
Health System Revenue Bonds, Riverside Health System Series
2023 - AGM Insured
5 .250 07/01/43 1,116,430
2,000,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2017A
5 .000 01/01/47 2,019,176
4,050,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021
4 .000 01/01/47 3,854,359
3,000,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021 - BAM Insured
3 .000 01/01/51 2,289,785
5,250,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A
5 .000 07/01/47 5,867,846
6,000,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A
4 .000 07/01/51 5,796,966
1,000,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
5 .000 06/15/32 1,021,891
1,440,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
5 .000 06/15/35 1,468,248
1,600,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
5 .000 06/15/36 1,630,131

Portfolio of Investments February 28, 2025
(continued)
Virginia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,360,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
4 .000% 06/15/37 $ 1,341,293
6,500,000 Virginia Commonwealth University Health System Authority,
General Revenue Bonds, Series 2017B
5 .000 07/01/46 6,611,842
8,500,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/49 7,975,966
5,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2022A
5 .000 10/01/41 5,427,478
1,415,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2022A
5 .000 10/01/42 1,526,977
4,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Sentara Healthcare, Refunding Series 2020
4 .000 11/01/38 4,053,555
1,150,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Sentara Healthcare, Refunding Series 2020
4 .000 11/01/39 1,159,555
1,250,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
5 .000 01/01/32 1,267,040
1,230,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
5 .000 01/01/34 1,245,550
5,000,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
4 .000 01/01/37 4,998,049
1,215,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
5 .000 01/01/44 1,220,176
500,000 Winchester Economic Development Authority, Virginia, Revenue
Bonds, Valley Health System Obligated Group Series 2024A
5 .000 01/01/42 546,800
TOTAL HEALTH CARE 93,125,280
HOUSING/MULTIFAMILY - 5.9%
2,000,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, Dominion Square North
Project, Series 2023, (Mandatory Put 1/01/28)
5 .000 01/01/45 2,081,079
1,110,000 (a) Richmond Redevelopment and Housing Authority, Virginia, Multi-
Family Housing Revenue Bonds, American Tobacco Apartments,
Series 2017
5 .550 01/01/37 1,094,293
1,510,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015A
3 .500 03/01/35 1,504,639
1,790,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015A
3 .625 03/01/39 1,710,386
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015C
4 .000 08/01/45 967,177
2,585,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015E
3 .750 12/01/40 2,513,262
1,500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2016B
3 .350 05/01/36 1,467,813
1,710,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2017A
3 .875 03/01/47 1,579,255
3,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2019A
3 .600 09/01/39 2,829,317
1,250,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020E
2 .300 07/01/40 980,230
1,745,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020G
2 .200 09/01/40 1,340,823
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2021B
2 .400 03/01/46 1,418,577
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2021K
2 .375 12/01/41 1,537,044
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2022F
5 .000 10/01/52 1,012,339
1,895,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2023E
5 .250 10/01/63 1,953,513

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A
4 .450% 09/01/44 $ 1,009,258
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024D
4 .500 08/01/54 2,000,494
2,750,000 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured
5 .250 07/01/53 2,957,361
1,500,000 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured
4 .375 07/01/63 1,483,658
TOTAL HOUSING/MULTIFAMILY 31,440,518
HOUSING/SINGLE FAMILY - 0.9%
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .450 07/01/45 1,008,717
1,650,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-I
4 .600 10/01/54 1,662,476
850,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II
4 .400 10/01/44 857,321
1,150,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024D
4 .500 07/01/45 1,161,129
TOTAL HOUSING/SINGLE FAMILY 4,689,643
INDUSTRIALS - 0.4%
2,050,000 Amelia County Industrial Development Authority, Virginia, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Series
2002, (AMT)
1 .450 04/01/27 1,937,288
TOTAL INDUSTRIALS 1,937,288
LONG-TERM CARE - 4.7%
2,800,000 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds Westminster-Canterbury of the Blue Ridge Refunding
Series 2022A
4 .000 06/01/49 2,666,305
1,650,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Refunding Series 2020
4 .000 10/01/31 1,691,282
1,000,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Refunding Series 2020
4 .000 10/01/50 908,202
1,000,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Series 2022A
5 .000 10/01/52 1,026,769
1,000,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/50 856,516
250,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 276,796
620,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, WindsorMeade, Series
2021A
4 .000 06/01/41 555,619
1,615,000 Lexington Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Kendal at Lexington Retirement
Community Inc., Refunding Series 2022. Forward Delivery
4 .000 01/01/42 1,558,657
1,000,000 Lexington Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Kendal at Lexington Retirement
Community Inc., Refunding Series 2022. Forward Delivery
4 .000 01/01/48 917,437
880,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .000 01/01/49 820,195
3,950,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .250 01/01/54 3,763,448

Portfolio of Investments February 28, 2025
(continued)
Virginia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,000,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5 .000% 01/01/46 $ 948,836
1,000,000 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake
Ridge, Refunding Series 2016
5 .000 01/01/37 1,001,224
1,500,000 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake
Ridge, Refunding Series 2016
5 .000 01/01/46 1,454,221
2,110,000 Suffolk Economic Development Authority, Virginia, Retirement
Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./
United Church Homes and Services Obligated Group, Refunding
Series 2016
5 .000 09/01/26 2,122,792
500,000 Suffolk Economic Development Authority, Virginia, Retirement
Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./
United Church Homes and Services Obligated Group, Refunding
Series 2016
5 .000 09/01/31 501,602
525,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/53 598,531
1,000,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/59 1,133,006
2,000,000 Virginia Small Business Financing Authority, Virginia, Residential
Care Facility Revenue Bonds, Lifespire, Refunding Series 2024A
5 .500 12/01/54 2,109,768
TOTAL LONG-TERM CARE 24,911,206
TAX OBLIGATION/GENERAL - 6.2%
4,600,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Capital Appreciation,
Election 2006 Refunding Series 2009C
0 .000 08/01/32 3,492,274
5,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 10/01/37 5,693,234
2,000,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A
5 .000 12/01/39 2,242,629
1,335,000 Newport News, Virginia, General Obligation Bonds, Refunding &
Improvement Series 2015
3 .000 07/15/33 1,302,425
1,000,000 Norfolk, Virginia, General Obligation Bonds, Refunding Capital
Improvement Series 2023A
5 .000 09/01/40 1,111,420
6,715,000 Patterson Joint Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election Series
2009B - AGM Insured
0 .000 08/01/45 2,759,645
998,618 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .375 07/01/25 1,004,191
2,919,572 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 3,146,964
4,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 3,192,502
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 1,008,160
3,000,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2024C
4 .000 03/01/57 2,890,206
2,710,000 Virginia State, General Obligation Bonds, Series 2020A 4 .000 06/01/30 2,875,722
7,110,000 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B
0 .000 08/15/48 2,239,814
TOTAL TAX OBLIGATION/GENERAL 32,959,186
TAX OBLIGATION/LIMITED - 17.9%
1,485,000 Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017
5 .000 02/15/34 1,555,450
1,495,000 (a) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,495,343
3,000,000 Chesterfield County Economic Development Authority, Virginia,
Revenue Bonds, County Mobility Projects, Series 2024
5 .000 04/01/48 3,234,215
2,000,000 Chesterfield County Economic Development Authority, Virginia,
Revenue Bonds, County Mobility Projects, Series 2024
4 .000 04/01/50 1,952,967

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,500,000 (a) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II Project,
Series 2022
4 .500% 03/01/55 $ 1,272,538
1,000,000 Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Metrorail Parking System Project, Series 2017
5 .000 04/01/37 1,030,674
1,040,000 (a) Farms of New Kent Community Development Authority, Virginia,
Special Assessment Bonds, Refunding Series 2021A
3 .750 03/01/36 1,000,610
3,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/33 3,024,554
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/35 1,007,151
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/30 1,025,774
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/34 1,021,584
4,000,000 Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A
5 .000 07/01/50 4,166,332
2,000,000 Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A
5 .250 07/01/60 2,108,059
3,000,000 Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue Bonds,
Senior Lien Series 2018A
5 .000 07/01/48 3,069,418
3,000,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A
4 .000 07/01/52 2,869,537
2,405,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2024A
5 .250 07/01/59 2,626,409
3,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/51 819,625
3,370,000 (a) Lower Magnolia Green Community Development Authority,
Virginia, Special Assessment Bonds, Series 2015
5 .000 03/01/45 3,307,125
765,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 811,770
300,000 (a) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
4 .500 09/01/28 302,586
1,300,000 (a) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/37 1,312,764
2,785,000 (a) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/45 2,736,156
81,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 74,417
317,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 273,341
210,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/31 168,540
432,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 320,010
3,247,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 809,203
2,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 1,990,154
9,115,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 9,153,420
2,180,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,174,556
61,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 60,655
31,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 30,666
1,000,000 (a) Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015
5 .000 09/01/30 1,005,699

Portfolio of Investments February 28, 2025
(continued)
Virginia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 (a) Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015
5 .000% 09/01/33 $ 1,005,551
1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/28 1,011,058
2,240,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A - AGM Insured
5 .000 10/01/34 2,242,625
2,000,000 (a) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 2,089,956
2,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century Collage & Equipment Programs,
Series 2023A
5 .000 02/01/41 2,217,495
1,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2016A
3 .000 02/01/28 995,371
2,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2024A
4 .000 02/01/44 1,994,122
360,000 Virginia Gateway Community Development Authority, Prince
William County, Virginia, Special Assessment Refunding Bonds,
Series 2012
5 .000 03/01/25 360,000
500,000 Virginia Gateway Community Development Authority, Prince
William County, Virginia, Special Assessment Refunding Bonds,
Series 2012
5 .000 03/01/30 500,022
2,000,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5 .250 07/01/48 2,187,935
1,250,000 Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2019B, (AMT)
5 .000 08/01/31 1,337,039
2,500,000 Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2019B, (AMT)
4 .000 08/01/35 2,523,593
2,500,000 Virginia Public School Authority, School Financing Bonds, 1997
Resolution, Series 2022B
5 .000 08/01/52 2,649,723
25,000 Virginia Resources Authority, Infrastructure Revenue Bonds,
Pooled Financing Program, Series 2012A
5 .000 11/01/42 25,022
1,000,000 Virginia Resources Authority, State Moral Obligation Revenue
Bonds, Pooled Financing Program, Series 2024A
4 .250 11/01/49 1,005,076
1,335,000 (a) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia Beach
Oceanfront South Hotel Project, Senior Series 2020A-1
8 .000 10/01/43 1,351,437
1,000,000 Virginia Transportation Board, Transportation Revenue Bonds,
Capital Projects, Series 2017
4 .000 05/15/42 998,551
2,000,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4 .000 07/15/43 1,980,507
3,530,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Second Lien Green Series 2023A
5 .250 07/15/53 3,830,919
6,000,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 6,534,790
TOTAL TAX OBLIGATION/LIMITED 94,652,094
TRANSPORTATION - 23.5%
350,000 Capital Region Airport Commission, Virginia, Airport Revenue
Bonds, Refunding Series 2016A
4 .000 07/01/36 351,328
3,580,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016 - AGM Insured
5 .000 07/01/41 3,631,317
1,830,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 1,843,009
3,000,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/51 3,017,524
3,000,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .750 07/15/32 3,138,406
1,755,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B - AGM
Insured
4 .875 07/15/40 1,820,516

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,055,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875% 07/15/40 $ 1,082,943
2,695,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Refunding Series 2024 - AGM Insured
4 .000 07/15/47 2,622,926
1,610,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/49 1,504,064
2,500,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B - AGM
Insured
4 .000 10/01/53 2,352,041
2,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A - AGM
Insured
4 .000 10/01/52 1,881,227
4,200,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/26 4,008,657
5,850,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/34 4,169,698
13,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/36 8,481,044
3,300,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6 .500 10/01/44 3,572,762
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Forward Delivery Refunding Series 2020A,
(AMT)
5 .000 10/01/32 1,070,961
4,100,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2016A, (AMT)
5 .000 10/01/35 4,175,456
625,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/34 644,991
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/42 3,056,305
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/31 3,145,420
3,345,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/37 3,474,279
4,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/38 4,175,802
1,450,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/42 1,560,316
1,895,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5 .500 10/01/54 2,042,144
65,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 65,078
595,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 595,712
1,000,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series
2019
5 .000 07/01/37 1,065,076
2,740,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series
2019
5 .000 07/01/43 2,851,403
2,045,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding
Series 2016B, (AMT)
5 .000 07/01/34 2,080,090
2,000,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding
Series 2016B, (AMT)
5 .000 07/01/41 2,009,271
8,800,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 8,879,797

Portfolio of Investments February 28, 2025
(continued)
Virginia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 2,750,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000% 12/31/52 $ 2,770,297
1,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 1,005,833
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/33 1,071,645
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/35 1,068,205
1,640,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 1,739,043
3,500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/38 3,700,908
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
4 .000 01/01/42 1,879,952
5,500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 5,678,142
2,500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/57 2,569,246
2,365,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/33 2,375,008
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/38 986,588
2,500,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/39 2,452,452
5,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 4,073,998
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 835,696
1,400,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B
5 .000 07/01/37 1,452,505
1,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/37 1,037,504
5,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/43 5,129,146
TOTAL TRANSPORTATION 124,195,731
U.S. GUARANTEED - 3.8% (b)
1,000,000 Fairfax County Economic Development Authority, Virginia,
County Facilities Revenue Bonds, Refunding Series 2017B, (Pre-
refunded 10/01/27)
5 .000 10/01/34 1,059,291
1,400,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/40 1,479,418
2,100,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/42 2,219,127
1,770,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/43 1,870,407
6,760,000 Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue Bonds,
Senior Lien Series 2018A, (Pre-refunded 1/01/28)
5 .500 07/01/57 7,288,724

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED (b) (continued)
$ 5,250,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, (Pre-refunded
10/01/26) - AGC Insured
6 .500% 10/01/41 $ 5,559,568
890,000 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B, (Pre-refunded
8/15/25)
0 .000 08/15/48 340,360
TOTAL U.S. GUARANTEED 19,816,895
US GUARANTEED - 0.3%
1,655,000 Virginia Small Business Financing Authority, Environmental
Facilities Revenue Bonds (Pure Salmon Virginia LLC Project),
Escrow Refinancing Series 2022, (AMT), (Mandatory Put
11/20/25)
4 .000 11/01/52 1,656,373
TOTAL US GUARANTEED 1,656,373
UTILITIES - 6.9%
770,000 Alexandria Sanitation Authority, Virginia, Wastewater Revenue
Bonds, Alexrenew Green Series 2024
5 .000 07/15/54 842,042
4,300,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 4,544,370
1,000,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Refunding Series 2024A
5 .000 11/01/39 1,150,372
2,250,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Series 2024B
5 .000 07/01/49 2,432,271
3,765,000 Loudoun County Sanitation Authority, Virginia, Water and Sewer
System Revenue Bonds, Refunding Series 2021
4 .000 01/01/33 4,009,514
1,000,000 Loudoun County Sanitation Authority, Virginia, Water and Sewer
System Revenue Bonds, Refunding Series 2024
3 .000 01/01/42 889,431
2,715,000 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017 5 .000 11/01/42 2,806,748
3,000,000 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2024 5 .000 11/01/44 3,315,154
4,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 4,569,543
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,896,731
1,000,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2016A
4 .000 01/15/40 1,001,073
1,000,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2023C
5 .000 01/15/47 1,086,549
3,925,000 Virginia Resources Authority, Clean Water State Revolving Fund
Revenue Bonds, Refunding Series 2014B
4 .000 10/01/27 3,927,925
3,500,000 (a) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, (AMT), (Mandatory
Put 7/01/38)
5 .000 01/01/48 3,500,055
570,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2010A, (Mandatory Put 5/28/27)
3 .800 11/01/40 578,179
TOTAL UTILITIES 36,549,957
TOTAL MUNICIPAL BONDS
(Cost $516,201,571) 522,362,064
TOTAL LONG-TERM INVESTMENTS
(Cost $516,201,571) 522,362,064
OTHER ASSETS & LIABILITIES, NET - 1.3% 6,736,917
NET ASSETS - 100% $ 529,098,981
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $45,685,153 or 8.7% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments February 28, 2025
(continued)
Virginia

applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Virginia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 522,362,064 $ – $ 522,362,064
Total $ – $ 522,362,064 $ – $ 522,362,064